As filed with the Securities and Exchange Commission on April 27, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933File No. 333-288440
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 3
☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940File No. 811-22994
Amendment No. 23
☒
(Check appropriate box or boxes.)
Nationwide Jefferson National VA Separate Account 1

(Exact Name of Registered Separate Account)
Nationwide Life Insurance Company

(Name of Insurance Company)
One Nationwide Plaza, Columbus, OH 43215

(Address of Insurance Company's Principal Executive Offices) (Zip Code)
(614) 249-7111

Insurance Company's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2026

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2026 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 ("Securities Act")
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Check each box that appropriately characterizes the Registrant:
☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 ("Exchange Act"))
☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
☐ Insurance Company relying on Rule 12h-7 under the Exchange Act
☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Supplement dated May 1, 2026
to the following statutory prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective June 5, 2026, the Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II will reopen and will be made available to all contract owners.
The Board of Trustees of the Lincoln Variable Insurance Products Trust (the "Board") approved the merger of the LVIP American Century Large Company Value Fund (the "Target Fund") into the LVIP American Century Value Fund: (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about June 5, 2026 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
•
Accordingly, the following changes apply to the prospectus:
(1) The information in Appendix A under the second column "Underlying Mutual Fund and Adviser/Sub-Adviser" for Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II now reads as follows:
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Investment Advisor: Lincoln Financial Investments Corporation
Sub-Advisor: American Century Investment Management, Inc.

(2) All references in the prospectus to the Target Fund are deleted.
PROS-1155
1

Supplement dated May 1, 2026
to the following statutory prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The Board of Trustees (the "Board") of Lazard Retirement Series, Inc., approved the liquidation (the "Liquidation") of the Lazard Retirement Series, Inc. – Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (the "Fund"). The Liquidation is expected to occur on or about May 20, 2026 (the "Liquidation Date").
In anticipation of the Liquidation, the following changes apply to the contract:
•
Effective May 13, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments.
•
From the date of this supplement until the Liquidation Date, investors with allocations in the Fund may transfer allocations to any other available investment option. During this period, any transfers from the Fund will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable.
•
On the Liquidation Date, any remaining assets of the Fund will be transferred to Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class Y.
•
After the Liquidation Date, any and all references to the Fund are deleted.
PROS-1166
1

Supplement dated May 1, 2026
to the following statutory prospectus(es):
Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity - New York, BAE Future Corporate FPVUL, Nationwide Innovator Corporate VUL, Nationwide Advisory VUL, Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual fund is offered as an investment option under the contract or policy.
Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio
PROS-1167

Monument Advisor® NY
Individual Variable Annuity
Issued by
Nationwide Life Insurance Company
through its
Nationwide Jefferson National VA Separate Account 1
The date of this prospectus is May 1, 2026.
The Contracts described in this prospectus are only available in the state of New York.
As of January 1, 2026, the contract described in this prospectus is no longer available to purchase.
This prospectus contains important information about the Contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
The investment options available under the contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the investment options is available in Appendix A: Investment Options Available Under the Contract.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
Variable annuities are complex investment products and involve risks, including the potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals under the Contract could result in taxes and tax penalties.
This prospectus describes the Monument Advisor® NY Individual Variable Annuity Contract (Contract) offered by Nationwide Life Insurance Company (Company, Nationwide, We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
The availability of investment options, Contract benefits, or other Contract features described in this prospectus may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations for additional information).
Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.

If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Nationwide deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Nationwide deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•
Address for correspondence sent via U.S. Mail: P.O. Box 183000, Columbus, OH 43218;
•
Address for correspondence sent via courier or overnight mail: DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239.
All guarantees under the contract are subject to the Company’s creditworthiness and claims-paying ability.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the
Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For
joint Annuitants all provisions are based on the age of the primary Annuitant.

Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."

Code: The Internal Revenue Code of 1986, as amended.
Company: Nationwide Life Insurance Company, also referred to as Nationwide, We, Us, and Our.
Contract: The Monument Advisor® NY individual variable annuity contract, which provides variable investment options offered by the Company.
Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a
Replacement Contract.

Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the
Securities and Exchange Commission or other adviser selected by you to provide you investment advisory services.

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the
Company currently imposes the fee.

Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.
Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

Separate Account: Nationwide Jefferson National VA Separate Account 1, which invests in the Investment Portfolios.
Service Center: The department of Nationwide responsible for receiving all service and transaction requests relating to the Contract. Address: Nationwide Life Insurance Company, P.O. Box 183000, Columbus, OH 43218. Phone
number: 1-866-667-0561. Fax: at 1-866-667-0563. Website: www.nationwideadvisory.com.

Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

Website: https://www.nationwideadvisory.com. You may obtain information about your Contract and request certain transactions through the Website.

Table of Contents (continued)

Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. The Contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Nationwide contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Charges and Adjustments, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: Investment Options Available Under the Contract.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions.
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).

Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•
Rebalancing Program
•
Dollar Cost Averaging Program
•
Systematic Withdrawal Program

Important Information You Should Consider About the Contract
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?	Yes. We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Underlying mutual fund fees and expenses	0.09%[2]	5.82%[2]
1 As a percentage of Variable Account value.
2 As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund
Platform Fee).

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $283.37	Highest Annual Cost Estimate: $4,657.01
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

Withdrawals may be subject to taxes and tax penalties. The benefits of Tax Deferral also means that the contract is more beneficial to investors with a long time horizon (see
Principal Risks).

What Are the Risks Associated with theInvestment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the Investment Options selected by the contract Owner.
● Each Investment Option has its own unique risks.
● Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

RISKS
What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
●  We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios and Underlying Mutual Funds).
● Certain Investment Portfolios have early cut-off times (see Appendix A: Investment
Options Available Under the Contract).
● Not all Investment Portfolios may be available under your Contract (see Appendix A:
Investment Options Available Under the Contract).
● Transfers between Investment Portfolios are subject to policies designed to deter short-
term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
● The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations).

TAXES
What Are the Contract’s Tax Implications?
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
● If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
● Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some financial professionals receive compensation for selling the contract. Compensation can take the form of either investment advisory fees paid pursuant to an investment advisory agreement. Alternately, compensation can take the form of commission indirect compensation from revenue that We earn and may share with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Monument Advisor® NY Variable Annuity Contract).

Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one
(see The Monument Advisor® NY Variable Annuity Contract).

Fee Table
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from and investment option or from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from an Investment Option or from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]

1
All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
2
Currently, We do not assess a Transfer Fee.
3
The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.09%	5.82%
Example
This Example is intended to help Owners compare the cost of investing in the Sub-accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses.

	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (5.82%)	$6,363	$18,830	$30,959	$59,866	*	$18,830	$30,959	$59,866	$6,363	$18,830	$30,959	$59,866
Minimum Annual Underlying Mutual Fund Expenses (0.09%)	$347	$1,089	$1,901	$4,288	*	$1,089	$1,901	$4,288	$347	$1,089	$1,901	$4,288
Principal Risks
Owners should be aware of the following risks associated with owning the Contract:

Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
•
An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Investment Option availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting underlying mutual funds for Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide's businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack.
Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that We, Our service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Owners in the future.

In the event that contract administration or Contract Values are adversely affected as a result of a failure of Nationwide's cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Nationwide Life Insurance Company and the Separate Account
Nationwide Life Insurance Company was organized in 1929 and is a direct subsidiary of Nationwide Financial Services, Inc. Our home office is located at One Nationwide Plaza, Columbus, OH 43215-2239. Nationwide Jefferson National VA Separate Account 1 (formerly Jefferson National Life of New York Annuity Account 1) is a separate account of Nationwide that invests in the Investment Portfolios listed in Appendix A: Investment Options Available Under the Contract. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from Our general account assets and may not be used to pay any liabilities of Nationwide other than those arising from the Contract or other contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Company is obligated to pay all amounts promised to investors under the contracts. All guarantees under the Contract are subject to the Company's creditworthiness and claims-paying ability.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
Contract Value allocated to a Sub-account will vary based on the investment experience of the corresponding underlying mutual fund in which the Sub-account invests. There is a risk of loss of the entire amount invested.
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions. Nationwide buys and sells the mutual fund shares at their respective net asset value (NAV). Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Investment Options Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by visiting the website listed in Appendix A: Investment Options Available Under the Contract or contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at shareholder meetings based on Owner instructions and the instructions of owners of other contracts supported by the Separate Account. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.

The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Nationwide deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Nationwide and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Nationwide and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
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by telephone at 1-866-667-0561
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by mail to P.O. Box 183000, Columbus, OH 43218
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by courier or overnight mail to DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239
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by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Service Center as long as the request is in good order, see The Monument Advisor NY Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Service Center on the Business Day it is received at the Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
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Subsequent purchase payments are not permitted under any beneficially owned contract.
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No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
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A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
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No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
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Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.

A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Community Property States
In community property states, the Contract Owner’s spouse may have a community property interest in the proceeds of an annuity contract even if the spouse is not a named party on the Contract. Changes of beneficiary and/or ownership, assignment, and certain financial transactions may impede the spouse’s community property interest. The spouse may need to consent to these types of transactions. The Contract Owner should seek legal advice regarding the applicability of community property laws to the contract and whether spousal consent is necessary. Nationwide is not responsible for determining the applicability of community property laws to the Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor NY Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Nationwide deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Nationwide deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account.

There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the Contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Nationwide is obligated to pay all amounts promised to Owners under the Contract. Any obligations Nationwide has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.
Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Nationwide.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, the death benefit will be escheated to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Ohio, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following table summarizes information about the benefits under the Contract. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations).
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Nationwide reserves the right to refuse any Purchase Payment. Nationwide does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.

Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: Investment Options Available Under the Contract for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)
Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
(2)
Your request for transfer must clearly state how much the transfer is for.
(3)
Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)
the requirement of a minimum time period between each transfer;
(b)
not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)
limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)
We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Nationwide reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•
We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•
We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•
We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•
the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.

The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.

Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred
$25,000 to Investment Portfolio S that will serve as the source investment option for her
Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio
M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.

Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract
Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B,
and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.

Advisor Fee Withdrawals
Nationwide understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Nationwide has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Nationwide will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
Charges and Adjustments
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Transfer Fee
Currently, We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.

Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via redemption of Accumulation Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of the month, We redeem Accumulation Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•
Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order for it to meet their revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to Appendix A: Investment Options Available Under the Contract for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•
BNY Mellon Stock Index Fund, Inc.: Initial Shares
•
DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
•
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio

•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•
John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by visiting the website listed in Appendix A: Investment Options Available Under the Contract or contacting the Service Center or our Website.
Income Taxes
Nationwide may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)
the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)
is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)
is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New
York Stock Exchange closes on that Wednesday, we determine that the value of an
Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide
$10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation
Units for the Balanced Portfolio Sub-account.

Access To Your Money
You can have access to the money in your Contract:
(1)
by making a withdrawal (either a partial or a complete withdrawal);
(2)
by electing to receive Annuity Payments; or
(3)
when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Nationwide will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment
Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.

Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)
trading on the New York Stock Exchange is restricted;
(3)
an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)
during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.

Death Benefit (Return of Contract Value)
If you die during the Accumulation Period, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Nationwide.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•
continue the Contract in his or her own name at the then current Death Benefit Amount;
•
elect a lump sum payment of the Death Benefit Amount; or
•
apply the Death Benefit Amount to an Annuity Option (see Beneficially Owned Contracts for additional information).
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Nationwide’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
For contracts issued on or after January 1, 2023, on the Annuity Date, the Contract Value will be applied under the Annuity Option you selected. For contracts issued before January 1, 2023, on the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.

OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Nationwide has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than the required beginning date which is April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age as defined in the Code, or (b) the calendar year in which the employee retires. The applicable age is:
If the individual was born…	The applicable age is…
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
After 1959	75
The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions may be made over the individual’s life or over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the amount not distributed that can be reduced to 10% if the required minimum distributions are timely corrected.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract at that time (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax). For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•
made on or after the taxpayer reaches age 59½ ;
•
made on or after the death of an Owner;
•
attributable to the taxpayer’s becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59½ if all of the following requirements are met:
•
the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•
the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•
the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•
the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•
the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•
while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•
the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•
the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•
The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•
The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange, then the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)
the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)
the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as IRS Rev. Proc. 2017-13.
The final regulations define the terms "spouse," "husband," "wife," and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.

Consistent with IRS Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Nationwide Life Insurance Company ("the Company")
Nationwide Financial Services, Inc. (NFS) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies. This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
The Separate Account
The Separate Account was originally established on June 20, 2014, by resolution of the Board of Directors of Jefferson National Life Insurance Company of New York. Effective July 1, 2025, in conjunction with a merger of Jefferson National Life Insurance Company of New York into Nationwide, the Separate Account became a separate account of Nationwide, and was renamed Nationwide Jefferson National VA Separate Account 1. Nationwide Jefferson National VA Separate Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Nationwide Jefferson National VA Separate Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•
create new Separate Accounts;
•
combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•
transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•
transfer the Separate Account to another insurance company;
•
add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•
make the Sub-accounts available under other policies we issue;
•
add new Investment Portfolios or remove existing Investment Portfolios;
•
substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•
deregister the Separate Account under the Investment Company Act of 1940; and
•
operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000263997NW/index.html?ctype=product_sai.

Appendix A: Investment Options Available Under the Contract
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000263997NW/index.html?ctype=product_prospectus. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations).
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio (formerly, Advisors Preferred Trust - Gold Bullion Strategy Portfolio) Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.63%	0.00%	1.63%	59.59%	14.40%	12.14%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	32.87%	16.33%	18.17%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.81%*	0.00%	0.81%	30.27%	11.12%	16.73%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	16.76%	3.01%	11.68%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	0.00%	1.07%	2.64%	8.48%	8.27%
Allocation	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B This Sub-Account is no longer available to receive transfers or new purchase payments effective May 1, 2018 Investment Advisor: AllianceBernstein L.P.	1.10%*	0.00%	1.10%	13.21%	4.74%	5.25%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: AllianceBernstein L.P.	1.15%*	0.00%	1.15%	41.27%	10.19%	6.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	0.00%	0.59%	10.47%	11.42%	10.57%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: AllianceBernstein L.P.	1.19%*	0.00%	1.19%	6.03%	3.02%	9.80%
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	5.39%	-2.46%	9.94%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	6.71%	8.94%	11.85%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.76%*	0.00%	1.76%	1.36%	6.30%	9.36%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%	0.00%	1.30%	4.66%	22.06%	10.70%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%	0.00%	0.85%	20.00%	10.55%	10.36%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%	0.00%	0.84%	14.82%	6.61%	7.25%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.83%*	0.00%	0.83%	8.82%	2.19%	3.50%
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.82%	0.00%	0.82%	17.91%	8.82%	9.05%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%*	0.00%	0.84%	11.70%	4.43%	5.46%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.81%*	0.00%	0.81%	8.32%	0.06%	1.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	15.59%	8.70%	9.50%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	20.16%	8.82%	7.32%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%	0.00%	0.98%	9.03%	-2.76%	0.97%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	24.46%	10.01%	10.74%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	21.34%	7.97%	11.89%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	19.93%	13.09%	17.67%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	17.77%	13.62%	13.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	26.41%	3.14%	6.73%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	35.09%	7.42%	7.54%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%	0.00%	0.90%	11.65%	6.43%	7.17%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%	0.00%	0.88%	10.65%	8.04%	7.18%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	6.98%	-0.38%	2.11%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	7.54%	-0.49%	1.45%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	0.00%	0.78%	8.52%	4.47%	6.02%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	0.00%	0.74%	7.14%	-0.75%	1.82%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	19.73%	13.85%	14.08%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	17.99%	12.42%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.93%*	0.00%	0.93%	21.32%	11.45%	11.01%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	19.51%	5.51%	7.33%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.02%*	0.00%	1.02%	11.48%	10.19%	15.98%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	0.00%	0.61%	5.36%	6.65%	9.15%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.25%	0.52%	17.53%	14.12%	14.52%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	11.68%	8.44%	9.51%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: UBS Asset Management (Americas) LLC	1.05%*	0.00%	1.05%	15.36%	10.28%	5.59%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	6.59%	8.94%	8.23%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	6.88%	1.87%	3.99%
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	0.00%	1.00%	15.30%	12.44%	6.46%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	0.00%	0.89%	8.49%	3.93%	5.51%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	0.00%	0.72%	7.55%	1.20%	1.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	28.27%	13.59%	12.58%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	0.00%	1.07%	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	0.00%	0.66%	6.00%	1.90%	2.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	0.00%	1.18%	34.37%	18.42%	22.70%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	0.00%	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.26%	0.00%	1.26%	10.03%	4.88%	4.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	0.25%	0.56%	19.94%	12.23%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	0.25%	0.46%	4.35%	1.38%	1.81%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.25%	0.53%	14.68%	8.42%	8.65%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	0.25%	0.64%	36.99%	8.89%	8.68%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	0.25%	0.52%	45.64%	15.85%	10.46%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	0.25%	0.37%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.25%	0.46%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.25%	0.54%	8.95%	13.60%	11.00%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	0.00%	1.19%	3.95%	4.64%	4.43%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	8.23%	3.70%	5.59%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.79%*	0.00%	1.79%	11.26%	1.26%	9.61%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	7.03%	6.56%	6.85%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.12%	0.00%	1.12%	40.79%	5.62%	10.66%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (formerly, Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC	0.61%	0.00%	0.61%	9.31%	2.08%	4.17%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	0.00%	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	0.00%	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC	0.57%	0.00%	0.57%	17.09%	10.09%	10.31%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.34%	23.86%	7.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity- Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	18.75%	12.23%	11.32%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	21.65%	11.03%	19.64%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	14.61%	13.41%	17.15%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.06%*	0.00%	1.06%	10.31%	4.00%	5.34%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	18.36%	5.99%	9.53%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	0.00%	0.62%	6.93%	-0.21%	2.45%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	11.49%	9.83%	10.31%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	20.05%	6.35%	7.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	2.90%	3.98%	3.61%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	8.58%	2.79%	4.40%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	0.00%	0.70%	10.95%	12.82%	10.96%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	7.70%	11.87%	10.54%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.21%*	0.00%	1.21%	37.47%	9.02%	7.61%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	7.93%	2.36%	3.03%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	11.52%	9.21%	7.53%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.89%	0.00%	0.89%	11.80%	9.50%	12.10%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Advisers, Inc.	1.07%*	0.00%	1.07%	7.24%	1.92%	3.10%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.79%	0.00%	0.79%	6.69%	0.02%	1.14%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	0.00%	0.98%	7.36%	4.68%	11.59%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	7.48%	-0.21%	3.13%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	3.57%	4.56%	4.13%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	6.84%	4.16%	5.55%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	20.76%	17.56%	12.01%
Allocation	Invesco - Invesco V.I. Balanced- Risk Allocation Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	8.69%	2.27%	4.91%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	17.44%	15.43%	11.95%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	16.17%	12.81%	11.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	7.09%	-0.11%	2.99%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.87%*	0.00%	0.87%	6.96%	-0.36%	2.73%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	0.00%	1.11%	4.53%	3.64%	11.10%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	12.81%	8.94%	8.92%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	16.50%	3.68%	6.22%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	15.01%	7.01%	10.72%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	7.85%	1.73%	2.44%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.20%*	0.00%	1.20%	12.75%	1.39%	2.76%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.70%	0.00%	0.70%	7.37%	0.04%	1.60%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	15.62%	12.85%	10.73%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	0.00%	0.99%	15.33%	3.80%	6.58%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.92%	0.00%	0.92%	6.73%	3.64%	4.83%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	15.64%	12.19%	12.25%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	8.97%	8.83%	9.08%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	20.47%	10.30%	15.78%
Equity	Invesco V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	15.53%	1.88%	5.34%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	0.77%*	0.00%	0.77%	16.66%	7.07%	7.84%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.03%*	0.00%	1.03%	11.79%	7.85%	8.38%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.78%*	0.00%	0.78%	6.48%	-0.48%	2.58%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.89%	18.61%	1.74%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	0.00%	0.97%	7.17%	3.73%	5.56%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.79%*	0.00%	0.79%	4.70%	1.75%	2.12%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	0.00%	1.10%	1.18%	-0.08%	10.66%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.12%*	0.00%	1.12%	37.75%	15.73%	6.94%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.15%	0.00%	1.15%	33.36%	13.71%	17.20%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.98%*	0.00%	0.98%	9.41%	9.49%	8.92%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.11%	8.48%	10.14%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	7.67%	7.62%	12.79%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	7.22%	-0.47%	2.07%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	18.14%	11.65%	16.24%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	20.92%	12.51%	12.93%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	0.00%	0.74%	17.46%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Janus Henderson Investors US LLC	0.83%*	0.00%	0.83%	6.50%	8.69%	8.66%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	28.87%	9.44%	9.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	18.39%	14.11%	15.88%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Boston Partners Global Investors, Inc.	0.99%*	0.00%	0.99%	32.00%	7.83%	8.56%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%*	0.00%	1.38%	41.77%	10.76%	9.35%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	15.72%	5.19%	5.93%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	2.18%	4.82%	7.22%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.87%	0.00%	0.87%	13.32%	5.24%	7.47%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.06%	0.00%	1.06%	8.97%	-0.42%	9.11%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.81%	0.00%	0.81%	9.96%	2.56%	5.33%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	9.62%	6.49%	8.03%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	6.33%	0.62%	2.61%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	15.98%	1.85%	6.42%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	15.40%	10.01%	9.51%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	12.84%	11.68%	17.16%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	16.02%	11.65%	10.23%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.75%*	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.74%*	0.00%	0.74%	8.62%	10.57%	14.46%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.98%	0.00%	0.98%	8.32%	2.09%	4.72%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	15.98%	12.34%	13.06%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	17.29%	13.35%	11.12%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	11.90%	10.82%	15.31%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	12.56%	-0.54%	10.46%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	12.77%	9.69%	9.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	20.81%	6.80%	9.60%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.74%*	0.00%	0.74%	9.39%	5.04%	5.69%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	0.00%	0.62%	17.18%	12.58%	14.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	0.00%	0.63%	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%	0.00%	0.24%	7.06%	-0.59%	1.79%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.58%*	0.00%	0.58%	7.69%	0.62%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.12%*	0.00%	1.12%	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 20, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.37%*	0.00%	1.37%	35.78%	0.75%	6.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*	0.00%	1.05%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.07%	3.06%	1.93%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: GQG Partners LLC	0.78%*	0.00%	0.78%	2.14%	5.52%	8.68%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.88%*	0.00%	0.88%	39.29%	12.79%	9.94%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	0.00%	1.13%	38.97%	12.52%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.32%	0.00%	0.32%	30.94%	8.68%	8.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	15.88%	6.75%	8.02%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	14.68%	5.83%	7.09%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	6.88%	-0.46%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%*	0.00%	0.25%	18.57%	11.40%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	0.00%	0.96%	32.66%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.79%	0.00%	0.79%	16.49%	9.85%	11.85%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*	0.00%	0.75%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	14.20%	19.09%	18.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.43%	0.00%	0.43%	7.03%	-0.62%	2.23%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	0.00%	0.55%	5.70%	2.13%	2.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	7.27%	8.87%	10.46%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	0.00%	0.72%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.83%*	0.00%	0.83%	35.21%	11.20%	7.72%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.16%	0.00%	0.16%	17.70%	14.25%	14.64%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%	0.00%	0.25%	12.54%	5.91%	9.46%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.06%*	0.00%	1.06%	2.17%	8.01%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.85%*	0.00%	0.85%	2.39%	7.91%	7.66%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	11.56%	10.06%	7.75%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%*	0.00%	0.86%	5.45%	4.47%	10.96%
Equity	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares This Sub-Account is no longer available to receive transfers or new purchase payments effective June 12, 2020 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.87%	0.00%	0.87%	13.74%	12.83%	12.94%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	5.71%	2.56%	2.30%
Equity	New Age Alpha Variable Funds Trust - NAA Large Core Series Investment Advisor: New Age Alpha Advisors, LLC	0.94%*	0.00%	0.94%	16.43%	13.65%	14.25%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	0.00%	1.01%	17.02%	13.89%	17.04%
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.07%*	0.00%	1.07%	2.17%	4.48%	10.63%
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.17%*	0.00%	1.17%	3.30%	8.47%	7.65%
Hybrid Securities	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	16.11%	5.34%	10.10%
Allocation	Northern Lights Variable Trust - DF Tactical Dividend VIT Fund: Class 1 (formerly. Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1) This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	17.19%	8.72%	3.46%
Allocation	Northern Lights Variable Trust - DF Tactical Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1) Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	23.52%	12.83%	9.23%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	18.83%	9.41%	10.43%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.36%	4.74%	5.72%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.65%	5.36%	6.13%
Allocation	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.53%	0.00%	0.53%	15.13%	6.92%	7.99%
Allocation	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.99%	8.56%	9.53%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	12.85%	5.52%	6.39%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	10.15%	4.34%	4.99%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	9.03%	3.84%	4.92%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.13%*	0.00%	2.13%	14.20%	5.60%	6.77%
Real Assets	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	3.19%*	0.00%	3.19%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.06%	0.00%	1.06%	8.11%	3.01%	3.55%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.17%	0.00%	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.15%	0.00%	1.15%	12.75%	0.15%	2.46%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%	0.00%	1.13%	6.72%	0.78%	3.16%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.21%*	0.00%	1.21%	22.00%	7.04%	7.99%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.81%	0.00%	0.81%	8.95%	3.97%	5.57%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	10.19%	3.41%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.09%	0.00%	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	2.48%	0.00%	2.48%	6.29%	-6.79%	0.02%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.39%	0.00%	1.39%	7.85%	1.21%	3.21%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	8.89%	0.02%	2.36%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	6.24%	2.85%	3.92%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.12%	-2.32%	5.18%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.53%	9.89%	8.26%
Other	ProFunds - ProFund VP Bear Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-14.47%	-11.20%	-13.49%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	34.03%	9.50%	7.41%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	15.56%	12.18%	12.55%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.91%	14.55%	8.97%
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.51%	5.53%	10.01%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.17%	0.62%	5.67%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	36.13%	3.07%	8.66%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.86%	21.01%	5.88%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.59%	12.78%	8.01%
Other	ProFunds - ProFund VP Falling U.S. Dollar Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.81%	-1.85%	-1.14%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.90%	12.77%	11.04%
Capital Preservation	ProFunds - ProFund VP Government Money Market This Sub-Account is no longer available to receive transfers or new purchase payments effective July 3, 2019 Investment Advisor: ProFund Advisors LLC	0.90%*	0.00%	0.90%	3.27%	2.54%	1.39%
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.56%	5.50%	8.02%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.25%	9.11%	11.45%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	27.97%	6.29%	5.60%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.13%	3.71%	12.40%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	30.69%	14.99%	11.39%
Equity	ProFunds - ProFund VP Large- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.96%	13.07%	14.95%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Large- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	11.37%	11.09%	9.89%
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	8.05%	6.41%	8.42%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.67%	5.32%	8.63%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.84%	9.19%	8.92%
Equity	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	4.78%	6.63%	8.22%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	18.62%	12.94%	17.28%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.34%	5.70%	5.37%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	150.31%	17.01%	18.89%
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.63%	2.85%	3.95%
Other	ProFunds - ProFund VP Rising Rates Opportunity Investment Advisor: ProFund Advisors LLC	1.59%	0.00%	1.59%	1.67%	14.28%	0.27%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	41.70%	34.17%	30.80%
Other	ProFunds - ProFund VP Short Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-26.15%	-6.13%	-12.36%
Other	ProFunds - ProFund VP Short International Investment Advisor: ProFund Advisors LLC	1.62%	0.00%	1.62%	-20.81%	-6.46%	-8.23%
Other	ProFunds - ProFund VP Short Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-4.51%	-7.65%	-11.55%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Other	ProFunds - ProFund VP Short NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-15.80%	-13.57%	-18.48%
Other	ProFunds - ProFund VP Short Small-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-10.08%	-6.50%	-11.77%
Equity	ProFunds - ProFund VP Small- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.10%	1.78%	3.62%	3.79%	7.98%
Equity	ProFunds - ProFund VP Small- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.00%	7.17%	7.81%
Equity	ProFunds - ProFund VP Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.86%	4.23%	7.63%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	22.60%	15.01%	20.16%
Fixed Income	ProFunds - ProFund VP U.S. Government Plus Investment Advisor: ProFund Advisors LLC	1.38%*	0.00%	1.38%	1.17%	-13.73%	-3.45%
Other	ProFunds - ProFund VP UltraBull Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.38%	19.82%	20.95%
Other	ProFunds - ProFund VP UltraMid-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.20%	7.98%	11.51%
Equity	ProFunds - ProFund VP UltraNASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.25%	18.60%	29.22%
Other	ProFunds - ProFund VP UltraShort NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-33.04%	-29.97%	-37.40%
Other	ProFunds - ProFund VP UltraSmall-Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.93%	1.23%	8.81%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.98%	7.78%	8.61%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	1.04%	0.00%	1.04%	8.58%	1.81%	3.03%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.96%	0.00%	0.96%	8.67%	4.05%	5.70%
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.82%	0.00%	0.82%	7.25%	-1.13%	1.89%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	0.00%	1.06%	34.68%	12.49%	8.87%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	0.00%	0.79%	20.35%	15.38%	13.30%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.75%*	0.00%	0.75%	9.09%	0.83%	1.62%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	0.00%	0.88%	10.69%	10.34%	14.69%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.22%	0.00%	1.22%	13.89%	9.17%	10.14%
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	8.93%	10.66%	7.88%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	23.74%	11.68%	8.98%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	32.89%	9.42%	11.58%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	30.12%	3.55%	5.42%
Real Assets	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	4.89%	12.80%	4.76%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.52%	1.32%	3.80%
Other	Rydex Variable Trust - Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.85%*	0.00%	1.85%	19.49%	14.77%	18.17%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	41.49%	18.80%	23.66%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	7.51%	19.52%	4.64%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.75%	10.39%	-5.65%
Equity	Rydex Variable Trust - Europe 1.25x Strategy Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	36.46%	10.40%	7.59%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	10.76%	11.31%	9.88%
Alternative Strategies	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.18%*	0.00%	2.18%	3.65%	3.94%	1.27%
Other	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund Investment Advisor: Guggenheim Investments	1.45%*	0.00%	1.45%	1.66%	-13.57%	-3.37%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	14.07%	4.64%	7.44%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	9.87%	3.52%	4.77%
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	18.50%	2.54%	11.93%
Other	Rydex Variable Trust - Inverse Dow 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.84%*	0.00%	1.84%	-20.69%	-18.02%	-25.05%
Other	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund Investment Advisor: Guggenheim Investments	5.67%*	0.00%	5.67%	1.85%	12.87%	1.41%
Other	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund Investment Advisor: Guggenheim Investments	1.89%*	0.00%	1.89%	-5.11%	-7.51%	-10.94%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Other	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund Investment Advisor: Guggenheim Investments	1.85%*	0.00%	1.85%	-16.18%	-13.53%	-17.67%
Other	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund Investment Advisor: Guggenheim Investments	1.86%*	0.00%	1.86%	-9.58%	-6.24%	-11.19%
Other	Rydex Variable Trust - Inverse S&P 500 Strategy Fund Investment Advisor: Guggenheim Investments	1.82%*	0.00%	1.82%	-11.76%	-10.49%	-12.91%
Other	Rydex Variable Trust - Japan 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	51.54%	0.16%	9.51%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.48%	2.50%	7.27%
Allocation	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.81%*	0.00%	1.81%	5.03%	8.37%	8.26%
Alternative Strategies	Rydex Variable Trust - Multi- Hedge Strategies Fund This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	1.25%	1.23%	1.62%
Other	Rydex Variable Trust - NASDAQ- 100® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	29.24%	18.83%	29.69%
Equity	Rydex Variable Trust - NASDAQ- 100® Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	19.04%	13.32%	17.60%
Allocation	Rydex Variable Trust - Nova Fund Investment Advisor: Guggenheim Investments	1.74%*	0.00%	1.74%	20.86%	16.53%	17.73%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	147.37%	17.52%	21.08%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	2.88%	3.02%	4.00%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	10.18%	4.22%	9.19%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Other	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund Investment Advisor: Guggenheim Investments	1.87%*	0.00%	1.87%	12.47%	3.43%	9.25%
Other	Rydex Variable Trust - Russell 2000® 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.88%*	0.00%	1.88%	12.07%	1.43%	9.07%
Other	Rydex Variable Trust - S&P 500 2x Strategy Fund Investment Advisor: Guggenheim Investments	1.90%*	0.00%	1.90%	25.28%	19.77%	21.33%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	11.75%	6.62%	10.34%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	16.02%	12.00%	8.64%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	7.18%	4.39%	6.85%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.12%	12.00%	10.60%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	8.59%	2.89%	6.53%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.77%	12.03%	7.65%
Other	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.04%*	0.00%	2.04%	-14.29%	6.16%	1.80%
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	25.70%	12.27%	18.37%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	31.13%	5.45%	6.64%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	11.77%	2.32%	8.06%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	17.07%	8.56%	8.60%
Other	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund Investment Advisor: Guggenheim Investments	2.04%*	0.00%	2.04%	18.97%	-5.72%	-2.86%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%	0.00%	1.00%	18.43%	11.41%	15.25%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	14.07%	10.89%	10.24%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	17.80%	3.86%	8.70%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%	0.00%	1.09%	3.29%	3.58%	9.54%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	5.46%	1.91%	2.09%
Alternative Strategies	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.54%*	0.00%	1.54%	5.23%	2.98%	4.04%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	34.85%	17.58%	9.66%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	18.49%	3.91%	5.24%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.30%*	0.00%	1.30%	29.92%	-0.77%	5.47%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	164.43%	20.00%	20.88%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.08%	0.00%	1.08%	36.48%	10.51%	8.33%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.25%	0.45%	16.46%	9.29%	10.03%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.25%	0.59%	28.98%	13.97%	14.96%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.25%	0.37%	12.73%	4.22%	6.14%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	0.25%	0.53%	16.83%	13.24%	11.76%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.25%	0.54%	16.80%	12.59%	11.52%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.14%	0.25%	0.39%	17.70%	14.27%	14.66%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.25%	0.38%	5.69%	-0.41%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.36%	0.25%	0.61%	16.89%	11.36%	15.58%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.25%	0.49%	9.18%	4.05%	5.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	0.25%	0.57%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	0.25%	0.42%	11.54%	8.46%	10.77%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.25%	0.37%	16.19%	6.51%	8.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.26%	0.25%	0.51%	3.11%	4.51%	5.08%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment- Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.25%	0.39%	6.85%	2.23%	2.81%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.00%	0.29%	6.11%	3.81%	9.61%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.25%	0.39%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	0.25%	0.34%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	0.25%	0.38%	16.93%	12.98%	14.10%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	0.78%*	0.00%	0.78%	8.87%	0.51%	2.59%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.04%*	0.00%	1.04%	11.13%	8.81%	9.11%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	0.00%	1.00%	23.08%	14.69%	15.47%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.21%*	0.00%	1.21%	7.90%	4.04%	5.21%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Victory Capital Management, Inc.	1.01%*	0.00%	1.01%	10.86%	10.88%	8.73%

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.07%*	0.00%	1.07%	10.84%	2.04%	3.67%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	0.72%	6.06%	5.95%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Newfleet Asset Management, an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.	0.94%	0.00%	0.94%	7.58%	2.52%	4.23%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.10%*	0.00%	1.10%	9.26%	1.42%	4.10%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio

•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
2:55 P.M.
•
ProFunds - ProFund Access VP High Yield Fund
3:30 P.M.
•
Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio (formerly, Advisors Preferred Trust - Gold Bullion Strategy Portfolio)
3:45 P.M.
•
Rydex Variable Trust - High Yield Strategy Fund
3:50 P.M.
•
Rydex Variable Trust - Banking Fund
•
Rydex Variable Trust - Basic Materials Fund
•
Rydex Variable Trust - Biotechnology Fund
•
Rydex Variable Trust - Commodities Strategy Fund
•
Rydex Variable Trust - Consumer Products Fund
•
Rydex Variable Trust - Electronics Fund
•
Rydex Variable Trust - Energy Fund
•
Rydex Variable Trust - Energy Services Fund
•
Rydex Variable Trust - Financial Services Fund
•
Rydex Variable Trust - Health Care Fund
•
Rydex Variable Trust - Internet Fund
•
Rydex Variable Trust - Leisure Fund
•
Rydex Variable Trust - Precious Metals Fund
•
Rydex Variable Trust - Real Estate Fund
•
Rydex Variable Trust - Retailing Fund
•
Rydex Variable Trust - S&P 500 Pure Growth Fund
•
Rydex Variable Trust - S&P 500 Pure Value Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•
Rydex Variable Trust - Technology Fund
•
Rydex Variable Trust - Telecommunications Fund
•
Rydex Variable Trust - Transportation Fund

•
Rydex Variable Trust - Utilities Fund
•
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
3:55 P.M.
•
ProFunds - ProFund VP Asia 30
•
ProFunds - ProFund VP Banks
•
ProFunds - ProFund VP Bear
•
ProFunds - ProFund VP Biotechnology
•
ProFunds - ProFund VP Bull
•
ProFunds - ProFund VP Communication Services
•
ProFunds - ProFund VP Consumer Discretionary
•
ProFunds - ProFund VP Consumer Staples
•
ProFunds - ProFund VP Emerging Markets
•
ProFunds - ProFund VP Energy
•
ProFunds - ProFund VP Europe 30
•
ProFunds - ProFund VP Falling U.S. Dollar
•
ProFunds - ProFund VP Financials
•
ProFunds - ProFund VP Government Money Market
•
ProFunds - ProFund VP Health Care
•
ProFunds - ProFund VP Industrials
•
ProFunds - ProFund VP International
•
ProFunds - ProFund VP Internet
•
ProFunds - ProFund VP Japan
•
ProFunds - ProFund VP Large-Cap Growth
•
ProFunds - ProFund VP Large-Cap Value
•
ProFunds - ProFund VP Materials
•
ProFunds - ProFund VP Mid-Cap
•
ProFunds - ProFund VP Mid-Cap Growth
•
ProFunds - ProFund VP Mid-Cap Value
•
ProFunds - ProFund VP NASDAQ-100
•
ProFunds - ProFund VP Pharmaceuticals
•
ProFunds - ProFund VP Precious Metals
•
ProFunds - ProFund VP Real Estate
•
ProFunds - ProFund VP Rising Rates Opportunity
•
ProFunds - ProFund VP Semiconductor
•
ProFunds - ProFund VP Short Emerging Markets
•
ProFunds - ProFund VP Short International
•
ProFunds - ProFund VP Short Mid-Cap
•
ProFunds - ProFund VP Short NASDAQ-100
•
ProFunds - ProFund VP Short Small-Cap
•
ProFunds - ProFund VP Small-Cap

•
ProFunds - ProFund VP Small-Cap Growth
•
ProFunds - ProFund VP Small-Cap Value
•
ProFunds - ProFund VP Technology
•
ProFunds - ProFund VP U.S. Government Plus
•
ProFunds - ProFund VP UltraBull
•
ProFunds - ProFund VP UltraMid-Cap
•
ProFunds - ProFund VP UltraNASDAQ-100
•
ProFunds - ProFund VP UltraShort NASDAQ-100
•
ProFunds - ProFund VP UltraSmall-Cap
•
ProFunds - ProFund VP Utilities
•
Rydex Variable Trust - Dow 2x Strategy Fund
•
Rydex Variable Trust - Europe 1.25x Strategy Fund
•
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•
Rydex Variable Trust - Japan 2x Strategy Fund
•
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•
Rydex Variable Trust - NASDAQ-100® Fund
•
Rydex Variable Trust - Nova Fund
•
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•
Rydex Variable Trust - Russell 2000® 2x Strategy Fund
•
Rydex Variable Trust - S&P 500 2x Strategy Fund
•
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund

Appendix B: Financial Intermediary Variations
Some broker-dealers that have entered into selling agreements with Nationwide (or an affiliate) to sell this Contract impose restrictions on their financial professionals that prohibit or limit the recommendation of specific features, benefits, and investment options that are described in this prospectus. Those restrictions are made by the broker-dealer and may or may not be known to Nationwide. To the extent Nationwide is aware of any such restrictions, they are noted below. The list below is not exhaustive; it is based on information that Nationwide could obtain without unreasonable effort or expense and does not reflect restrictions the knowledge of which rests peculiarly with unaffiliated broker-dealers. Applicants/Owners should discuss broker-dealer restrictions on features, benefits, and investment options directly with their financial professional.
To the best of Nationwide’s knowledge and unless otherwise indicated, the restrictions noted below are imposed at the time of application only. It is possible that the restrictions could be imposed after Contract issuance if transactions are communicated from the Owner through the financial professional, then to Nationwide. Owners can contact Nationwide directly by contacting the Service Center (see Contacting Us).
Raymond James
•
Financial professionals of this firm will not recommend allocations to the following sub-accounts:
•
Access VP High Yield
•
BTS Tactical Fixed Income
•
Guggenheim VT Multi Hedge Strategies
•
Guggenheim VT U.S. Long Short Momentum Fund
•
JNF Exceed Defined Protection
•
Mariner Managed Futures Strategy
•
Oppenheimer Global Multi-Alternatives
•
Probabilities Fund VIT
•
ProFunds VP Asia 30
•
ProFunds VP Banks
•
ProFunds VP Basic Materials
•
ProFunds VP Bear
•
ProFunds VP Biotechnology
•
ProFunds VP Bull
•
ProFunds VP Consumer Goods
•
ProFunds VP Consumer Services
•
ProFunds VP Emerging Markets
•
ProFunds VP Europe 30
•
ProFunds VP Falling US Dollar
•
ProFunds VP Financials
•
ProFunds VP Health Care
•
ProFunds VP Industrials
•
ProFunds VP International
•
ProFunds VP Internet
•
ProFunds VP Japan
•
ProFunds VP Large-Cap Growth
•
ProFunds VP Large-Cap Value
•
ProFunds VP Mid-Cap

•
ProFunds VP Mid-Cap Growth
•
ProFunds VP Mid-Cap Value
•
ProFunds VP NASDAQ-100
•
ProFunds VP Oil and Gas
•
ProFunds VP Pharmaceuticals
•
ProFunds VP Precious Metals
•
ProFunds VP Real Estate
•
ProFunds VP Rising Rates Opportunity
•
ProFunds VP Semiconductor
•
ProFunds VP Short Emerging Markets
•
ProFunds VP Short International
•
ProFunds VP Short Mid-Cap
•
ProFunds VP Short NASDAQ-100
•
ProFunds VP Short Small-Cap
•
ProFunds VP Small Cap
•
ProFunds VP Small-Cap Growth
•
ProFunds VP Small-Cap Value
•
ProFunds VP Technology
•
ProFunds VP Telecommunications
•
ProFunds VP U.S. Government Plus
•
ProFunds VP UltraBull
•
ProFunds VP UltraMid-Cap
•
ProFunds VP UltraNASDAQ-100
•
ProFunds VP UltraShort NASDAQ-100
•
ProFunds VP UltraSmall-Cap
•
ProFunds VP Utilities
•
Rydex High Yield Strategy
•
Rydex VT Banking
•
Rydex VT Basic Materials
•
Rydex VT Biotechnology
•
Rydex VT Commodities Strategy
•
Rydex VT Consumer Products
•
Rydex VT Dow 2x Strategy
•
Rydex VT Electronics
•
Rydex VT Energy Fund
•
Rydex VT Energy Services
•
Rydex VT Europe 1.25x Strategy
•
Rydex VT Financial Services
•
Rydex VT Government Long Bond 1.2x Strategy
•
Rydex VT Health Care

•
Rydex VT Internet
•
Rydex VT Inverse Dow 2x Strategy
•
Rydex VT Inverse Government Long Bond Strategy
•
Rydex VT Inverse Mid-Cap Strategy
•
Rydex VT Inverse NASDAQ-100® Strategy
•
Rydex VT Inverse Russell 2000® Strategy
•
Rydex VT Inverse S&P 500 Strategy
•
Rydex VT Japan 2x Strategy
•
Rydex VT Leisure
•
Rydex VT Mid-Cap 1.5x Strategy
•
Rydex VT NASDAQ-100® Strategy
•
Rydex VT NASDAQ-100® 2x Strategy
•
Rydex VT Nova
•
Rydex VT Precious Metals
•
Rydex VT Real Estate
•
Rydex VT Retailing
•
Rydex VT Russell 2000® 1.5x Strategy
•
Rydex VT Russell 2000® 2x Strategy
•
Rydex VT S&P 500 2x Strategy
•
Rydex VT S&P 500 Pure Growth
•
Rydex VT S&P 500 Pure Value
•
Rydex VT S&P MidCap 400 Pure Growth
•
Rydex VT S&P MidCap 400 Pure Value
•
Rydex VT S&P SmallCap 600 Pure Growth
•
Rydex VT S&P SmallCap 600 Pure Value
•
Rydex VT Strengthening Dollar 2x Strategy
•
Rydex VT Technology
•
Rydex VT Telecommunications
•
Rydex VT Transportation
•
Rydex VT Utilities
•
Rydex VT Weakening Dollar 2x Strategy
•
The Merger Fund VL
•
Virtus Equity Trends
•
Invesco VI S&P Buffer Fund - December Series II
•
Invesco VI S&P Buffer Fund - June Series
•
Invesco VI S&P Buffer Fund - March Series
•
Invesco VI S&P Buffer Fund - September Series
SA Stone (new name is Stone X Securities, Inc)
•
Financial professionals of this firm will not recommend sub-account allocations that vary from its firm-approved models.

Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the Contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000263997NW/index.html?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000263997NW/index.html?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000263997

Supplement dated May 1, 2026
to the following statutory prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
Effective June 5, 2026, the Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II will reopen and will be made available to all contract owners.
The Board of Trustees of the Lincoln Variable Insurance Products Trust (the "Board") approved the merger of the LVIP American Century Large Company Value Fund (the "Target Fund") into the LVIP American Century Value Fund: (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about June 5, 2026 (the "Effective Date").
As of the Effective Date, the following changes apply to the contract:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
•
Accordingly, the following changes apply to the prospectus:
(1) The information in Appendix A under the second column "Underlying Mutual Fund and Adviser/Sub-Adviser" for Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II now reads as follows:
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II
Investment Advisor: Lincoln Financial Investments Corporation
Sub-Advisor: American Century Investment Management, Inc.

(2) All references in the prospectus to the Target Fund are deleted.
PROS-1155
1

Supplement dated May 1, 2026
to the following statutory prospectus(es):
Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The Board of Trustees (the "Board") of Lazard Retirement Series, Inc., approved the liquidation (the "Liquidation") of the Lazard Retirement Series, Inc. – Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares (the "Fund"). The Liquidation is expected to occur on or about May 20, 2026 (the "Liquidation Date").
In anticipation of the Liquidation, the following changes apply to the contract:
•
Effective May 13, 2026, this Investment Portfolio is no longer available to receive transfers or new purchase payments.
•
From the date of this supplement until the Liquidation Date, investors with allocations in the Fund may transfer allocations to any other available investment option. During this period, any transfers from the Fund will not be treated as a transfer for purposes of transfer limitations that would otherwise be applicable.
•
On the Liquidation Date, any remaining assets of the Fund will be transferred to Nationwide Variable Insurance Trust – NVIT Government Money Market Fund: Class Y.
•
After the Liquidation Date, any and all references to the Fund are deleted.
PROS-1166
1

Supplement dated May 1, 2026
to the following statutory prospectus(es):
Nationwide Advisory Retirement Income Annuity, Nationwide Advisory Retirement Income Annuity - New York, BAE Future Corporate FPVUL, Nationwide Innovator Corporate VUL, Nationwide Advisory VUL, Monument Advisor, Monument Advisor Select, Monument Advisor NY and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your statutory prospectus. Please read and retain this supplement for future reference.
The following underlying mutual fund is offered as an investment option under the contract or policy.
Effective May 12, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Vanguard Variable Insurance Fund - Capital Growth Portfolio	Vanguard Variable Insurance Fund - PRIMECAP Portfolio
PROS-1167
1

Monument Advisor Select® NY
For Contracts with applications signed on or after May 4, 2026, an Individual Modified Single Premium Deferred Variable Annuity
For Contracts with applications signed before January 1, 2026, an Individual Variable Annuity
Issued by
Nationwide Life Insurance Company
through its
Nationwide Jefferson National VA Separate Account 1
The date of this prospectus is May 1, 2026
The Contracts described in this prospectus are only available in the state of New York.
This prospectus contains important information about the Contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
The investment options available under the contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the investment options is available in Appendix A: Investment Options Available Under the Contract.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
Variable annuities are complex investment products and involve risks, including the potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals under the Contract could result in taxes and tax penalties.
For Contracts with applications signed on or after May 4, 2026, this prospectus describes the Monument Advisor Select® NY Individual Modified Single Premium Deferred Variable Annuity Contract offered by Nationwide Life Insurance Company (Company, Nationwide, We, Us, Our). For Contracts with applications signed before January 1, 2026, this prospectus describes the Monument Advisor Select® NY Individual Variable Annuity Contract offered by Nationwide. This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period. You also pay any applicable Low Cost Fund Platform Fees (as described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor or financial professional you retain. Under the terms of the Contract, you may not enter the Annuity Period until thirteen (13) months from the date you purchase the Contract. Unless a previous Annuity Date is selected, Annuity Payments will automatically begin (for a ten year period certain) on the Maximum Maturity Date. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant. This Contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the Contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
The availability of investment options, Contract benefits, or other Contract features described in this prospectus may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations for additional information).

Upon purchase of the Contract, you can access documents relating to the Contract and the Investment Portfolios electronically, or have them delivered to you in paper via U.S. mail at no extra charge. You may also elect to access certain documents electronically and have certain documents delivered via U.S. mail.
If you change your mind about owning the Contract, you may cancel the Contract within 10 days after receiving it (or 60 days if it is a Replacement Contract) and We will cancel the Contract. Nationwide deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Nationwide deems this period as ending 15 days after We mail the Contract, or 60 days if it is a Replacement Contract. On the day We receive your request We will return your Contract Value. This refund amount will be the Contract Value plus the amount of fees and other charges deducted from the Contract via redemption of Accumulation Units, if applicable, such as Subscription Fees. The amount refunded will not include any underlying fund charges or Contract fees that were assessed daily as part of the Accumulation Unit value calculation during the free look period. See Free Look for additional details.
You can reach Us by calling (866) 667-0561 or writing to Us at Our administrative office:
•
Address for correspondence sent via U.S. Mail: P.O. Box 183000, Columbus, OH 43218;
•
Address for correspondence sent via courier or overnight mail: DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239.
All guarantees under the contract are subject to the Company’s creditworthiness and claims-paying ability.

Definitions of Special Terms
Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.
Accumulation Period: The period during which you invest money in your Contract.
Accumulation Unit: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.
Advisor Fee: Any fee charged by any Investment Advisor or financial professional you hire and processed as such by the Company as a withdrawal from the Contract Value.
Annuitant(s): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the
Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the life of the primary Annuitant is used to determine Annuity Payments. If the Contract is owned by a non-natural Owner and joint Annuitants are named, the Death Benefit Amount will be calculated upon the death of the first Annuitant to die.

Annuity Date: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law. If a prior date is not selected by you, the Annuity Date is the Maximum Maturity Date. For
joint Annuitants all provisions are based on the age of the primary Annuitant.

Annuity Options: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.
Annuity Payments: Periodic income payments provided under the terms of one of the Annuity Options.
Annuity Period: The period during which We make income payments to you.
Beneficiary: The person(s) or entities, designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.
Business Day: Generally, any day on which the New York Stock Exchange is open for trading. Our Business Day ends at the closing of regular trading on the New York Stock Exchange. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Transfers."

Code: The Internal Revenue Code of 1986, as amended.
Company: Nationwide Life Insurance Company, also referred to as Nationwide, We, Us, and Our.
Contract: The Monument Advisor Select® NY individual variable annuity contract, which provides variable investment options offered by the Company. For applications signed on or after May 4, 2026, "Contract" refers to the Monument
Advisor Select® NY Individual Modified Single Premium Deferred Variable Annuity Contract. For applications signed before January 1, 2026, "Contract" refers to Monument Advisor Select® NY Individual Variable Annuity Contract.

Contract Anniversary: The anniversary of the Business Day you purchased the Contract.
Contract Value: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.
Death Benefit Amount: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner, or for a Contract owned by a non-natural person, the death of the Annuitant.
Due Proof of Death: When the Company receives both a death certificate and some other form of notice satisfactory to us, and your election in a form satisfactory to us for the payment method.
FINRA: Financial Industry Regulatory Authority, Inc.
Free Look Period: If you change your mind about owning the Contract, the Free Look Period is the period of time within which you may cancel your Contract. This period of time is 10 days from receipt, or 60 days if it is a
Replacement Contract.

Insurance Charges: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee.
Investment Advisor: A registered investment adviser, an investment adviser who is exempt from registration with the
Securities and Exchange Commission or other adviser selected by you to provide you investment advisory services.

4

Investment Allocations of Record: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select.
Investment Options: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.
Investment Portfolio(s): The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.
Joint Owner: The individual who co-owns the Contract with another person.
Low Cost Fund Platform Fee: Fee imposed by the Company on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. This fee is assessed daily as part of the daily Accumulation Unit value calculation. See Low Cost Fund Platform Fee for further details, including a list of the Sub-accounts for which the
Company currently imposes the fee.

Maximum Maturity Date: The date on which the primary Annuitant attains age 100. For joint Annuitants, all provisions which are based on age are based on the age of the primary Annuitant.
Net Contract Value: An amount equal to the Contract Value reduced by the applicable portion of the Subscription Fee.
Non-Natural Owner: The trust or entity (e.g. CRT, Family Trust, Corporation, Other) that will own the Contract.
Non-Qualified Contract: A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

Owner: You, the purchaser of the Contract, are the Owner.
Purchase Payment: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it. For applications signed on or after May 4, 2026, additional Purchase
Payments are not permitted, except otherwise allowed in Purchase Payments. For applications signed before
January 1, 2026, additional Purchase Payments are permitted, subject to certain restrictions. See Purchase
Payments.

Qualified Contract: A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program, or IRA.
Replacement Contract: A Contract purchased with the proceeds from another contract (a contract issued by the Company and/or another insurance company).
Secure Online Account: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

Separate Account: Nationwide Jefferson National VA Separate Account 1, which invests in the Investment Portfolios.
Service Center: The department of Nationwide responsible for receiving all service and transaction requests relating to the Contract. Address: Nationwide Life Insurance Company, P.O. Box 183000, Columbus, OH 43218. Phone
number: 1-866-667-0561. Fax: at 1-866-667-0563. Website: www.nationwideadvisory.com.

Sub-account: A segment within the Separate Account which invests in a single Investment Portfolio.
Subscription Fee: $20 per month fee charged by Us to issue and administer the Contract.
Tax Deferral: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

Website: https://www.nationwideadvisory.com. You may obtain information about your Contract and request certain transactions through the Website.
5

6

Table of Contents (continued)
7

Overview of the Contract
Purpose of the Contract
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. We have designed the contract to offer features, pricing, and Investment Options that encourage long-term ownership. The Contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, you manage your assets in the Contract according your specific goals and risk preferences by directing the allocation and reallocation among a variety of Investment Options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the Contract. Finally, in the event that you die before beginning income payments, the Contract offers a death benefit.
Before purchasing the Contract you should consult with a financial professional to determine whether this contract is appropriate for you, taking into consideration your particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this Contract is intended to provide benefits to a single individual and his/her beneficiaries. The Contract is not intended to be used by institutional investors, or in connection with other Nationwide contracts that have the same Annuitant and/or Owner. It is not intended to be sold to a terminally ill Contract Owner.
If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Charges and Adjustments, Advisor Fee Withdrawals, and Taxes).
Phases of the Contract
The contract exists in two separate phases: the Accumulation Period (savings) and the Annuity Period (income). During the Accumulation Period, the Contract offers a variety of Investment Options to which the Owner can allocate and reallocate his/her Contract Value. The Investment Options available under the Contract consist of Sub-accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix A: Investment Options Available Under the Contract.
During the Annuity Period, We make periodic income payments to you. Prior to the Annuity Date, you elect the duration of the Annuity Payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the joint Annuitant’s) life. Annuity Payments will be fixed, meaning that the amount of each Annuity Payment will be the same. After the Annuity Date, the only value associated with the Contract is the stream of Annuity Payments; unless otherwise specified in the Annuity Option, you cannot withdraw value from the Contract over and above the Annuity Payments. Additionally, after the Annuity Date, there is no death benefit, which means that upon your death, all Annuity Payments stop and the Contract terminates, unless the particular Annuity Option provides otherwise.
Contract Features
Investment Options. Owners can allocate Contract Value to Sub-accounts that invest in underlying mutual funds. Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. For applications signed on or after May 4, 2026, additional Purchase Payments are not permitted, except otherwise allowed in Purchase Payments. For applications signed before January 1, 2026, Owners can apply additional Purchase Payments to the Contract until the Annuity Date, subject to certain restrictions (see Purchase Payments).
Withdrawals from the Contract. Owners can withdraw some or all of their Contract Value at any time prior to the Annuity Date, subject to certain restrictions. During the Annuity Period, withdrawals other than Annuity Payments are not permitted.
Death Benefit. During the Accumulation Period, the Contract contains a standard death benefit (return of Contract Value) at no additional charge.
Annuity Payments. On the Annuity Date, We will make Annuity Payments based on the Annuity Option chosen.
Tax Deferral. Generally, Owners will not be taxed on any earnings on the assets in the Contract until such earnings are distributed from the Contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this Contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the Contract does not provide additional tax deferral benefits (see Taxes).
8

Cancellation of the Contract. Under state insurance laws, Owners have the right, during a limited period of time, to examine their Contract and decide if they want to keep it or cancel it (see Free Look and Contacting Us).
Contract Owner Services. The Contract offers several services at no additional charge to assist Owners in managing their Contract, including:
•
Rebalancing Program
•
Dollar Cost Averaging Program
•
Systematic Withdrawal Program
9

Important Information You Should Consider About the Contract
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Transaction Charges?	Yes. We currently do not but reserve the right to assess a Transfer Fee in the event of excessive transfers (see Transfer Fee).
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.24%[1]	0.24%[1]
	Underlying mutual fund fees and expenses	0.09%[2]	3.38%[2]
1 As a percentage of Variable Account value.
2 As a percentage of underlying mutual fund net assets. Minimum and maximum expenses include the maximum Low Cost Fund Platform Fee (see Low Cost Fund
Platform Fee).

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $283.37	Highest Annual Cost Estimate: $3,074.82
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. We have designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

Withdrawals may be subject to taxes and tax penalties. The benefits of Tax Deferral also means that the contract is more beneficial to investors with a long time horizon (see
Principal Risks).

What Are the Risks Associated with theInvestment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the Investment Options selected by the contract Owner.
● Each Investment Option has its own unique risks.
● Review the prospectuses and disclosures for the Investment Options before making an investment decision.
See Principal Risks.

10

RISKS
What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to Our claims-paying ability. More information about Us is available by contacting Us at the address and/or toll-free phone number indicated in Contacting Us (see Principal Risks).

RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes.
●  We reserve the right to add, remove, and substitute Investment Portfolios available under the Contract (see The Investment Portfolios and Underlying Mutual Funds).
● Certain Investment Portfolios have early cut-off times (see Appendix A: Investment
Options Available Under the Contract).
● Not all Investment Portfolios may be available under your Contract (see Appendix A:
Investment Options Available Under the Contract).
● Transfers between Investment Portfolios are subject to policies designed to deter short-
term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Excessive Trading Limits).
● The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations).

TAXES
What Are the Contract’s Tax Implications?
● Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
● If the Contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
● Earnings in the Contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Owner reaches age 59½.
See Taxes.

CONFLICTS OF INTEREST
How Are Investment Professionals Compensated?
Some financial professionals receive compensation for selling the contract. Compensation can take the form of either investment advisory fees paid pursuant to an investment advisory agreement. Alternately, compensation can take the form of commission indirect compensation from revenue that We earn and may share with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see The Monument Advisor Select® NY Variable Annuity Contract).

Should I Exchange My Contract?
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one
(see The Monument Advisor Select® NY Variable Annuity Contract).

Fee Table
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from and investment option or from the Contract. Please refer to the contract specifications page for information about the specific fees you will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses an Owner will pay at the time the Owner buys the Contract, surrenders or makes withdrawals from an Investment Option or from the Contract, or transfers Contract Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Transfer Fee[1]	$25[2]

11

The next table describes the fees and expenses that an Owner will pay each year during the time that the Owner owns the Contract (not including underlying mutual fund fees and expenses).
Annual Contract Expenses
Subscription Fee (assessed via monthly deductions)	$240[3]

1
All transfers made on the same day involving the same Sub-account count as one transfer. Certain restrictions apply (see Excessive Trading Limits).
2
Currently, We do not assess a Transfer Fee.
3
The annual Subscription Fee is assessed via a monthly deduction of $20 per month.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Owner may pay periodically during the life of the Contract. These amounts also include the maximum applicable Low Cost Fund Platform Fees if you choose to invest in certain Investment Portfolios (see Low Cost Fund Platform Fee). Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the Contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including Low Cost Fund Platform Fees and management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.09%	3.38%
Example
This Example is intended to help Owners compare the cost of investing in the Sub-accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;
•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses.

	If the Contract is surrendered at the end of the applicable time period				If the Contract is annuitized at the end of the applicable time period				If the Contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (3.38%)	$3,801	$11,540	$19,466	$40,128	*	$11,540	$19,466	$40,128	$3,801	$11,540	$19,466	$40,128
Minimum Annual Underlying Mutual Fund Expenses (0.09%)	$347	$1,089	$1,901	$4,288	*	$1,089	$1,901	$4,288	$347	$1,089	$1,901	$4,288
Principal Risks
Owners should be aware of the following risks associated with owning the Contract:
12

Risk of loss. The Sub-accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. We have designed the Contract to offer features, pricing, and Investment Options that encourage long-term ownership. Specifically:
•
An Owner who takes withdrawals from the contract before reaching age 59½ could be subject to tax penalties that are mandated by the federal tax laws.
Investment Option availability. We reserve the right to change the Sub-accounts available under the Contract, including adding new Sub-accounts, discontinuing availability of Sub-accounts, and substituting underlying mutual funds for Sub-accounts. Decisions to make such changes are at Our discretion but will be in accordance with Our internal policies and procedures relating to such matters. Any changes to the availability of Sub-accounts may be subject to regulatory approval and notice will be provided.
Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Investment advisory fees. This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
Active trading. Neither the Contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-accounts. We discourage (and will take action to deter) short-term trading in this Contract because the frequent movement between or among Sub-accounts may negatively impact other investors in the Contract. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include prohibiting particular Owners from investing in a Sub-account that invests in the impacted underlying mutual fund.
Financial strength. Contractual guarantees that exceed the value of the assets in the Separate Account are paid from Our general account, which is subject to Our financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Regulatory risk. The Contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Us to make changes to the Contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the Contract, resulting in greater tax liability or less earnings.
Cybersecurity. Nationwide's businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Us potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Us, and indirect risks, such as denial of service attacks on systems or websites and other operational disruptions that could severely impede Our ability to conduct Our businesses or administer the contract (e.g. calculate unit values or process transactions).
Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack.
Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Us and Contract Values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that We, Our service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Owners in the future.
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In the event that contract administration or Contract Values are adversely affected as a result of a failure of Nationwide's cybersecurity controls, We will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. We will not, however, be responsible for any adverse impact to Contracts or Contract Values that result from the Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Our ability to administer the Contract. We have adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters.
Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While We closely monitor the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Our control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Our ability to administer the Contract could be impaired.
Nationwide Life Insurance Company and the Separate Account
Nationwide Life Insurance Company was organized in 1929 and is a direct subsidiary of Nationwide Financial Services, Inc. Our home office is located at One Nationwide Plaza, Columbus, OH 43215-2239. Nationwide Jefferson National VA Separate Account 1 (formerly Jefferson National Life of New York Annuity Account 1) is a separate account of Nationwide that invests in the Investment Portfolios listed in Appendix A: Investment Options Available Under the Contract. Income, gains, and losses credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of Our other assets. The Separate Account’s assets are held separately from Our general account assets and may not be used to pay any liabilities of Nationwide other than those arising from the Contract or other contracts supported by the Separate Account. The Separate Account is divided into Sub-accounts, each of which invests in shares of a single underlying mutual fund.
The Company is obligated to pay all amounts promised to investors under the contracts. All guarantees under the Contract are subject to the Company's creditworthiness and claims-paying ability.
We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain broker-dealers, sellers, third party money managers, third party marketing organizations or investment advisors for other services such as platform access fees, marketing support, and/or reimbursement of conference expenses. Certain employees of the Company may receive incentive compensation based on efforts assisting the Company in the sale of Contracts.
Investment Options
The Investment Portfolios and Underlying Mutual Funds
Contract Value allocated to a Sub-account will vary based on the investment experience of the corresponding underlying mutual fund in which the Sub-account invests. There is a risk of loss of the entire amount invested.
The Owner can allocate Contract Value to Sub-accounts of the Separate Account, subject to conditions in the Contract and underlying mutual funds. Each Sub-account invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-account to buy shares of the underlying mutual funds based on Owner instructions. Nationwide buys and sells the mutual fund shares at their respective net asset value (NAV). Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Information about each underlying mutual fund, including its name, type, adviser and subadviser (if applicable), current expenses, and performance, is available in Appendix A: Investment Options Available Under the Contract. Each underlying mutual fund issues its own prospectus that contains more detailed information about the underlying mutual fund. Owners can obtain prospectuses for underlying mutual funds free of charge at any time by visiting the website listed in Appendix A: Investment Options Available Under the Contract or contacting Us (see Contacting Us). Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Separate Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Separate Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the Contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Owners will receive notice of any such changes that affect their Contract. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Separate Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Owners are not shareholders of the underlying mutual funds in which the Sub-accounts invest; however, Owners with assets allocated to Sub-accounts are entitled to certain voting rights. We will vote underlying mutual fund shares at shareholder meetings based on Owner instructions and the instructions of owners of other contracts supported by the Separate Account. However, if the law changes and We are allowed to vote in Our own right, We may elect to do so.
Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Us voting instructions. We will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which an Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide and its affiliates. We do not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Separate Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Owners and those of other companies. If a material conflict occurs, We will take whatever steps are necessary to protect Owners and variable annuity payees, including withdrawal of the Separate Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)
shares of a current underlying mutual fund are no longer available for investment; or
(2)
further investment in an underlying mutual fund is inappropriate.
We will not substitute shares of any underlying mutual fund in which the Sub-accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Sub-accounts to allocations of Purchase Payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-accounts.
Deregistration of the Separate Account
We may deregister the Separate Account under the 1940 Act in the event the Separate Account meets an exemption from registration under the 1940 Act, if there are no outstanding contracts supported by the Separate Account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Owners will be notified in the event Nationwide deregisters the Separate Account. If the Separate Account is deregistered, Our contractual obligations to you will continue.
Administrative, Marketing and Support Services Fees
Nationwide and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Investment Portfolios under which Nationwide and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company’s affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% annually of the average net assets of an Investment Portfolio attributable to the relevant Contracts. Certain minimums may apply and this amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, or if the payments are minimal, Low Cost Fund Platform Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the Contracts. The Company and its affiliates may profit from these fees.
Contacting Us
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
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by telephone at 1-866-667-0561
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by mail to P.O. Box 183000, Columbus, OH 43218
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by courier or overnight mail to DSPF-16, 1 Nationwide Plaza, Columbus, OH 43215-2239
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by Internet at www.nationwideadvisory.com
We reserve the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Requesting Transactions or Obtaining Information About your Contract
You may request transactions or obtain information about your Contract by submitting a request to Us in writing via fax or U.S. mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means. Service and transaction requests will generally be processed on the Business Day they are received at the Service Center as long as the request is in good order, see The Monument Advisor Select NY Variable Annuity Contract. Good order generally means that all necessary information to process the request is complete and in a form acceptable to
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Us. If a request is not in good order, We will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. We reserve the right to process any Purchase Payment or withdrawal request sent to a location other than the Service Center on the Business Day it is received at the Service Center. On any day the post office is closed, We are unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Telephone and Website Transactions
You can elect to request certain transactions and receive information about your Contract by telephone or through our Website (www.nationwideadvisory.com). All transaction requests are processed subject to Our administrative rules and procedures.
We will accept transaction requests from your Investment Advisor or financial professional upon your written request. You can also authorize someone else, via submitting a power of attorney in good order (complete with required signatures), to request transactions for you. If you own the Contract with a Joint Owner, We will accept instructions from and provide information to either you or the Joint Owner.
We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine and will not be liable for following instructions that are reasonably determined to be genuine. All telephone calls will be recorded and the caller will be asked to produce correct identifying information before We will accept the telephone transaction. We will post confirmations of all transactions, statements and other correspondence to your Secure Online Account. We will not send these to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.
Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although We have taken precautions to prevent such outages or slowdowns, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transactions by mail.
Security of Electronic Communications With Us
Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us via the website. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.
You will be required to provide your user ID and password to access your Secure Online Account and perform transactions on Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.
Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password.
We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through unsecured e-mail. All transfers or changes should be made through Our secure Website or secure file share portal. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "Nationwide Mutual Insurance Co." listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.
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Ownership and Interests in the Contract
Owner
You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing via fax or U.S. mail. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.
A change of Owner may be a taxable event.
Joint Owner
A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing via fax or U.S. mail or otherwise.
Beneficiary
The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. In the case of a non-natural Owner, and no Beneficiary is named, the default will be the Owner. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.
Restricted Beneficiary
In accordance with Company procedures and applicable law, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
Beneficially Owned Contracts
A beneficially owned contract is a Contract that is inherited or purchased by a Beneficiary and the Beneficiary holds the Contract as a Beneficiary (as opposed to treating the Contract as his/her own) to facilitate the distribution of a death benefit or contract value in accordance with the applicable federal tax laws. An owner of a beneficially owned contract is referred to as a "beneficial owner."
There are two types of beneficially owned contracts, a "continued beneficially owned contract" and a "purchased beneficially owned contract." A continued beneficially owned contract is when a Beneficiary inherits a Contract and continues that Contract as a beneficial owner. A "purchased beneficially owned contract" is when a Beneficiary purchases a new Contract using a death benefit or contract value that the Beneficiary inherited under a different annuity Contract.
Not all options and features described in this prospectus are available to beneficially owned contracts:
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Subsequent purchase payments are not permitted under any beneficially owned contract.
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No optional benefits are permitted under any beneficially owned contract, except that a purchased beneficially owned contract may elect an optional death benefit.
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A beneficial owner must be both the Contract Owner and the Annuitant of a beneficially owned contract, and no additional parties may be named.
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No changes to the parties will be permitted on any beneficially owned contract, except that a beneficial owner may request changes to their successor Beneficiary(ies).
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Beneficially owned contracts cannot be assigned, except that a beneficial owner may assign rights to the distribution payments.
There is no death benefit payable on a on a continued beneficially owned contract. After the death of the beneficial owner, any remaining death benefit or Contract value to be distributed will be payable to a successor Beneficiary in accordance with applicable federal tax laws.
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A Beneficiary who is the surviving spouse of a contract owner has the option under the tax laws to continue the Contract as the sole contract owner and treat the Contract as the spouse’s own. If a spouse continues the Contract as the sole contract owner, the spouse will not be treated as a beneficial owner and this section will not apply.
Community Property States
In community property states, the Contract Owner’s spouse may have a community property interest in the proceeds of an annuity contract even if the spouse is not a named party on the Contract. Changes of beneficiary and/or ownership, assignment, and certain financial transactions may impede the spouse’s community property interest. The spouse may need to consent to these types of transactions. The Contract Owner should seek legal advice regarding the applicability of community property laws to the contract and whether spousal consent is necessary. Nationwide is not responsible for determining the applicability of community property laws to the Contract.
Assignment
Subject to applicable law, you can assign the Contract at any time during the Contract Owner’s lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.
An assignment may be a taxable event.
If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.
The Monument Advisor Select NY Variable Annuity Contract
Tax Deferral
The Contract benefits from Tax Deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contract may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. In that instance, you should be aware that this annuity will fund a retirement plan that already provides Tax Deferral under the Code. In such situations where you are already in a qualified plan, the Tax Deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain annuity benefits and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is appropriate for your tax qualified plan.
Free Look
If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it, or 60 days if it is a Replacement Contract. Investment Portfolio operating expenses and any Contract fees that are assessed daily as part of the Accumulation Unit value calculation will have been deducted. On the Business Day We receive your request We will return your Contract Value plus any fees and other charges deducted via redemption of Accumulation Units. The amount will not include any underlying fund charges that may have been imposed. Nationwide deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Nationwide deems this period as ending 15 days after it mails a Contract, or 60 days if it is a Replacement Contract.
Electronic Administration of Your Contract
This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, to receive documents relating to the Contract by paper, via U.S. Mail at no extra charge.
If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although We will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account.
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There is no substitute for regularly checking your Secure Online Account. If you choose electronic delivery, and the delivery continues to fail after three attempts, We will automatically change your preferences going forward to receive the documents in paper via U.S. mail.
You may, however, elect to have documents related to your Contract also delivered via U.S. mail to your address of record at no extra charge. We may also continue to send documents to your Secure Online Account. You may revoke or reinstate your consent to electronic delivery anytime. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to the Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. mail will be processed as received, usually within two business days.
Current prospectuses and all required reports for the Contract and the Investment Portfolios are available on Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports for the Investment Portfolios on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.
You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, either before or after a prospectus is removed from the website, we will send you a paper copy of these documents via U.S. mail. Please note, irrespective of whether you have elected Electronic Administration, proxy statements for the Investment Portfolios will be provided to you via U.S. mail.
We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you on Our Website.
You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.
We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.
Confirmations and Statements
We will send a confirmation statement to your Secure Online Account, or by paper delivery via U.S. mail at no extra charge, each time you make a new Purchase Payment, a transfer among the Investment Portfolios, or a withdrawal. Generally, We deliver transaction confirmations at the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the Contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances for Qualified Contracts, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@nationwideadvisory.com or call Us at (866) 667-0561.
Good Order
A request or transaction generally is considered in good order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. Good order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary
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to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, good order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirement at any time. If you have any questions, you should contact us or your Investment Advisor or financial professional before submitting the form or request.
Money Laundering
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, We may be required to reject a Purchase Payment and/or block an Owner's account and thereby refuse to process any request for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about an Owner or an Owner's account to governmental regulators.
Payments to Minors
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
Our General Account Obligations
Nationwide is obligated to pay all amounts promised to Owners under the Contract. Any obligations Nationwide has to Owners under the Contracts in excess of the Contract Value are paid from the General Account and are subject to Our creditors and ultimately, Our overall claims paying ability.
Contractual Guarantees
These Contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the Contracts. These guarantees are the sole responsibility of Nationwide.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the Annuity Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, We will continue to perform due diligence required by state law. Once the state mandated period has expired, the death benefit will be escheated to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Owner last resided, as shown on Our books and records, or to Ohio, Our state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Proof of Age and Survival
The Company may require proof of age or survival of any person on whose life annuity payments depend.
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Misstatements
If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply). The Company reserves the right to adjust future payments to offset any prior overpayments or underpayments.
Changes to Comply with Law and Amendments
The Company reserves the right, without the consent of Owners, to suspend sales of the Contract and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Benefits Under the Contract
The following table summarizes information about the benefits under the Contract. The availability of Contract benefits may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations).
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (see Death Benefit)	Death benefit upon death of Owner prior to Annuity Period	None
Rebalancing Program (see Rebalancing Program)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging Program (see Dollar Cost Averaging Program)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawal Program (see Systematic Withdrawal Program)	Automatic withdrawals of Contract Value on a periodic basis	None
Purchase
Application for a Contract
If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.
Purchase Payments
A Purchase Payment is the money you give Us to buy the Contract. The minimum initial Purchase Payment We will accept is $15,000. We reserve the right to issue a Contract for less than $15,000 with Our approval, subject to the terms and conditions we may require. The maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require.
Company reserves the right to refuse any Purchase Payment. Company does not accept Purchase Payments in the form of cash, cash equivalents or checks payable in foreign currency or issued by non-U.S. financial institutions. Purchase Payments made in the form of check, wire or EFT must be drawn upon the account of a U.S. financial institution.
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For applications signed on or after May 4, 2026, additional Purchase Payments are not permitted, and any additional Purchase Payments received by the Company will be rejected and returned to the Owner. However, Company will accept additional Purchase Payments made in connection with a Section 1035 exchange or transfer that is specified at the time of application for the Contract. Company reserves the right to reject any additional Purchase Payments that are not received within six months of the date the Contract is issued.
For applications signed on or before January 1, 2026, subject to the maximum described above, you can make additional Purchase Payments of any amount and at any time before the Annuity Date. However, We reserve the right to impose minimums on additional Purchase Payments.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay Advisor Fees), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments
You control where your Purchase Payments are invested. On the application for a Contract, you may choose to have 100% of your initial Purchase Payment invested in the money market Sub-Accounts. Alternatively, you may use a separate administrative form to select the Sub-Accounts in which to invest your initial Purchase Payment. Any subsequent or additional Purchase Payments will be allocated based on your Investment Allocation of Record. Please make sure your Investment Allocation of Record is kept current. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts that invest in low cost Investment Portfolios. See Low Cost Fund Platform Fee for further details.
Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes at the close of regular trading on the New York Stock Exchange.
Transfers
You can transfer money among the Investment Portfolios, subject to the excessive trading limits set forth below. The Company imposes a Low Cost Fund Platform Fee on Contract Value allocated to certain Sub-accounts. See Low Cost Fund Platform Fee for further details. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers section below.
Early Cut-Off Times
Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix A: Investment Options Available Under the Contract for a list of Investment Portfolios with early cut-off times. For transfers between Investment Portfolios that impose early cut-off times with those Investment Portfolios that do not impose, or impose different early cut-off times, the earliest time will be used. These early cut-off times do not apply to Purchase Payments or Contract withdrawals.
Transfers During the Accumulation Period
You can make a transfer to or from any Investment Portfolio available to you. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you.
We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:
(1)
Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.
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(2)
Your request for transfer must clearly state how much the transfer is for.
(3)
Your right to make transfers is subject to modification if We determine, in Our sole opinion that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:
(a)
the requirement of a minimum time period between each transfer;
(b)
not accepting a transfer request from an Investment Advisor or financial professional acting under a power of attorney on behalf of more than one Owner; or
(c)
limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.
(4)
We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.
This product is not designed for professional market timing organizations. Nationwide reserves the right to modify (including terminating) the transfer privileges described above.
Excessive Trading Limits
The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons who make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other Owners invested in the Investment Portfolio.
We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Investment Advisor or financial professional acting under a limited power of attorney, for any reason, including without limitation, if:
•
We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by an Investment Advisor or financial professional, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or
•
We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading, because the transfer request is large in relation to the total assets of the Investment Portfolio or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or
•
We are informed by one or more Investment Portfolios that they are unwilling to accept (or will not accept for a certain number of days) a transfer request whether due to the frequency of trading or the size of the transfer request; or
•
the requested transaction violates Our administrative rules designed to detect and prevent market timing.
The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. mail only, etc.) or even prohibitions on them for particular Owners who, in Our view, or in the view of an investment adviser to an Investment Portfolio, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to withdrawals from the Contract.
We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all Owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.
Short-Term Trading Risk. Frequent exchanges among Investment Portfolios by Owners can reduce the long–term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund’s performance by increasing
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costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value.
The insurance–dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short–term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short–term trading by contract owners.
As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short–term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds’ prospectuses for specific information about the funds’ short–term trading policies and risks.
Frequent Trading. In an effort to alleviate the lack of transparency inherent in omnibus accounts, the Company developed technology that permits each Investment Portfolio to see, on a real time basis, the transfer requests that will impact that Investment Portfolio when the Company places the omnibus account trade at the end of that Business Day. In addition, the Investment Portfolios are able to generate reports out of the same system that allow the Investment Portfolio to look for trading patterns that may be harmful to the Investment Portfolio. Essentially, this system attempts to provide each Investment Portfolio with the data it needs to empower the Investment Portfolio to enforce its active trading policies and procedures on a similar basis as if the Investment Portfolio was being offered on a retail basis, as opposed to inside of a variable annuity. As stated above, the Company reserves the right to enforce any decision made by an Investment Portfolio pursuant to its active trading policies and procedures, and to take any actions to delay or deny any pending transfer request, as well as blocking future trading within an Investment Portfolio.
If a current or future transfer request is restricted or denied in accordance with our administrative procedures, you and your Investment Advisor or financial professional will be notified, and you will be kept in your current Sub-Account allocation. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities to individuals, if any.
In its sole discretion, the Company may revise its frequent trading procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners or Investment Portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on active traders (such as dollar or percentage limits on transfers).
Dollar Cost Averaging Program
The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.
Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.
There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
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Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.
Example:
Ms. T elects to participate in the Dollar Cost Averaging Program and has transferred
$25,000 to Investment Portfolio S that will serve as the source investment option for her
Dollar Cost Averaging Program. She would like the Dollar Cost Averaging Program transfers to be allocated as follows: $500 to Investment Portfolio L and $1,000 to Investment Portfolio
M. Each month, We will automatically transfer $1,500 from Investment Portfolio S and allocate $1,000 to Investment Portfolio M and $500 to Investment Portfolio L.

Rebalancing Program
Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. one time rebalance, monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Low Cost Fund Platform Fee on Contract Value invested in certain Sub-accounts. For further information, see Low Cost Fund Platform Fee.
Example:
Mr. C elects to participate in the Rebalancing Program and has instructed his Contract
Value be allocated as follows: 40% to Investment Portfolio A, 40% to Investment Portfolio B,
and 20% to Investment Portfolio C. Mr. C elects to rebalance quarterly. Each quarter, We will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected Investment Portfolios so that his 40%/40%/20% allocation remains intact.

Advisor Fee Withdrawals
Nationwide understands the importance to you of having advice from an Investment Advisor or financial professional regarding your investments in the Contract. Nationwide has not made any independent investigation of these Investment Advisors or financial professionals and is not endorsing such programs. If Advisor Fees will be paid out of your Contract during the Accumulation Period, you will be required to enter into an advisory agreement with your Investment Advisor or financial professional.
Nationwide will, pursuant to an agreement with you, process a partial withdrawal from the value of your Contract to pay Advisor Fees. You should consult a tax advisor regarding the tax treatment of the payment of Advisor Fees from your Contract as the consequences could be significant. See Taxes for further information.
Charges and Adjustments
There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:
Transfer Fee
Currently, We impose no Transfer Fee for transfers made during the Accumulation Period. We reserve the right to impose a Transfer Fee, not to exceed $25 per transfer, for excessive transfers after notifying You in advance. Any Transfer Fee would be used to recoup the cost of administering the transfer.
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Subscription Fee
We charge a Subscription Fee equal to $240 each year regardless of the amount of your Contract Value. The Subscription Fee is deducted monthly ($20 per month) via redemption of Accumulation Units and is used to reimburse Us for expenses We incur in establishing and maintaining the Contracts. On the last Business Day of the month, We redeem Accumulation Units equal to $20 from the money market Investment Portfolios in which you are invested, pro rata. If you have less than $20 invested in the money market Investment Portfolios, We will deduct the remaining amount of the Subscription Fee from your non-money market Investment Portfolios, pro rata. We will deduct the Subscription Fee each month during the Accumulation Period. We also impose the applicable portion of the fee at death, annuitization, and upon full surrender of the Contract. The Company reserves the right to waive the Subscription Fee in certain circumstances including, without limitation, on Contracts issued to an officer, director, employee, or direct family member thereof, of Our company or any of Our affiliates. In no event will reduction or elimination of the Subscription Fee be permitted where it would be unfairly discriminatory to any person.
We will waive the $20 per month Subscription Fee if on the day the Subscription Fee would be levied your entire Contract Value is invested in one or more Sub-accounts for which the Company charges a Low Cost Fund Platform Fee and one or more of the following Sub-accounts (Waiver Sub-accounts):
Waiver Sub-Accounts:
•
Nationwide Variable Insurance Trust – NVIT Government Money Market (Class Y)
NOTE: If Contract Value is allocated to one or more Waiver Sub-accounts, the waiver of the Subscription Fee will only apply if on the day the Subscription Fee would be levied, the total allocation to all of the Waiver Sub-accounts combined is equal to or less than 10% of the total Contract Value. If on such date the total allocation to all of the Waiver Sub-accounts combined is greater than 10% of the total Contract Value, the $20 per month Subscription Fee will apply for that month.
Low Cost Fund Platform Fee
The Company imposes a Low Cost Fund Platform Fee, up to 0.25% annually (this is the maximum fee) on Contract Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the Sub-account daily net assets. The determination of which Sub-accounts impose a Low Cost Fund Platform Fee is made by Us at Our sole discretion. The Company assesses the Low Cost Fund Platform Fee in order to facilitate making certain Investment Portfolios available as investment options under the Contract. These Investment Portfolios do not provide the Company or its affiliates with the amount of revenue they require in order for it to meet their revenue targets. These fees may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Investment Portfolios. The Company may profit from the Low Cost Fund Platform Fee, and may use any profit derived from this fee for any lawful purpose. A listing of the Sub-accounts for which the Company imposes a Low Cost Fund Platform Fee is listed below, and is also available on the Company’s Website or upon request. Some of the indicated Sub-accounts may not be available due to the date your Contract was issued. Refer to Appendix A: Investment Options Available Under the Contract for more information regarding Sub-account availability.
Sub-accounts with a Low Cost Fund Platform Fee of 0.25%:
•
BNY Mellon Stock Index Fund, Inc.: Initial Shares
•
DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class
•
DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio
•
DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio
•
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
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•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Sub-accounts with a Low Cost Fund Platform Fee of 0.10%:
•
John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV
This list may change at any time; however, if a Sub-account which was previously offered without this fee is added to this list, the Low Cost Fund Platform Fee will not be charged on existing dollars invested in such Sub-account without your consent. Please note, the $20 per month Subscription Fee is waived if on the day the Subscription Fee would be levied your entire Contract Value is invested in Sub-accounts for which the Company charges the Low Cost Fund Platform Fee.
Underlying Mutual Fund Fees
In addition to the expenses indicated above, the underlying mutual funds in which the Sub-accounts invest have their own fees and charges which are paid out of the assets of the underlying mutual fund. More information about the fees and charges of the underlying mutual funds can be found in the prospectus for each underlying mutual fund which can be obtained free of charge by visiting the website listed in Appendix A: Investment Options Available Under the Contract or contacting the Service Center or our Website.
Income Taxes
Nationwide may deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.
Contract Value
Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.
Accumulation Units
Every Business Day, we determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor for any particular Sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)
is the sum of:
(1)
the net asset value of the Investment Portfolio as of the end of the current Business Day; and
(2)
the per share amount of any dividend or income distributions made by the Investment Portfolio (if the date of the dividend or income distribution occurs during the current Business Day).
(b)
is the net asset value of the Investment Portfolio as of the end of the preceding Business Day.
(c)
is a factor representing any Contract charges that are deducted from the Sub-account, which will include any applicable Low Cost Fund Platform Fees.
Note: The factor in (c) above reflects only those Contract charges that are assessed daily as part of the daily Accumulation Unit calculation. It does not reflect other charges that are assessed via the redemption of Accumulation Units (e.g., Subscription Fee).
The value of an Accumulation Unit may go up or down from Business Day to Business Day.
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When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract (including the Subscription Fee). Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.
We calculate the value of an Accumulation Unit for each Sub-account at the close of regular trading on the New York Stock Exchange each Business Day and then credit your Contract.
Example:
On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio. When the New
York Stock Exchange closes on that Wednesday, we determine that the value of an
Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide
$10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation
Units for the Balanced Portfolio Sub-account.

Access To Your Money
You can have access to the money in your Contract:
(1)
by making a withdrawal (either a partial or a complete withdrawal);
(2)
by electing to receive Annuity Payments; or
(3)
when a death benefit is paid to your Beneficiary.
Withdrawals can only be made during the Accumulation Period.
When you make a complete withdrawal, you will receive the Contract Value on the Business Day We receive the withdrawal request, less any pro rata Subscription Fees.
All partial withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis unless you instruct Us otherwise.
Nationwide will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.
A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).
Systematic Withdrawal Program
The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Unless you instruct us otherwise, the systematic withdrawals will be processed on a monthly basis. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise.
You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. Once the Contract Value is exhausted, we reserve the right to fully surrender the Contract. We do not currently charge for the Systematic Withdrawal Program, but reserve the right to do so in the future.
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Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.
Example:
Ms. H elects to take systematic withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Investment Portfolios, so each quarter, We will withdraw $5,000 from Ms. H’s Contract proportionally from each Investment
Portfolio, and will mail her a check or wire the funds to the financial institution of her choice.

Suspension of Payments or Transfers
We may be required to suspend or postpone withdrawals or transfers for any period when:
(1)
the New York Stock Exchange is closed (other than customary weekend and holiday closings);
(2)
trading on the New York Stock Exchange is restricted;
(3)
an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;
(4)
during any other period when the SEC, by order, so permits for the protection of Owners.
If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an Owner’s Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.
Death Benefit
Death of Contract Owner During the Accumulation Period
If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. Our death distributions for both qualified and nonqualified contracts will follow the tax rules in the Code and its regulations.
The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive in good order due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. The Death Benefit Amount will remain invested in the Investment Portfolios in accordance with the allocation instructions given by You until We pay the Death Benefit Amount or until new instructions are given by the Beneficiary.
Restricted Beneficiary
In accordance with Company procedures, You may preselect a restricted stretch option that will force the Beneficiary to take required minimum distributions over the Beneficiary’s life expectancy. You can change this restricted option at any time before death. Upon death, the Beneficiary will not be permitted to change the selected option. If the Beneficiary predeceases you, the contingent beneficiary may choose a different death option as provided in your Contract.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over an individual Beneficiary’s life expectancy. In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner contemplating a restricted option should consult a qualified tax advisor.
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Death Benefit (Return of Contract Value)
If you die during the Accumulation Period, the Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee, at the time we receive due proof of death and a payment election.
Example:
On June 1, which is before her Annuity Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Payment of the Death Benefit During the Accumulation Period
Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period. If an election for the payment method is not received, the Company will pay the proceeds under Option 2.
OPTION 1 - lump sum payment of the Death Benefit Amount; or
OPTION 2 - the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or
OPTION 3 - payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner; or
OPTION 4 – in any other manner permitted by law and approved by Nationwide.
Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:
•
continue the Contract in his or her own name at the then current Death Benefit Amount;
•
elect a lump sum payment of the Death Benefit Amount; or
•
apply the Death Benefit Amount to an Annuity Option (see Beneficially Owned Contracts for additional information).
If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to receive a Death Benefit Amount under an Annuity Option over a Beneficiary’s life expectancy (Option 1). In the case of an Owner who dies on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering a purchase of the Contract should consult with a qualified tax advisor.
Death of Contract Owner During the Annuity Period
If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner’s or Joint Owner’s death. Upon the Owner’s death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.
Death of Annuitant
If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.
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Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant’s death.
For Qualified Contracts, the SECURE Act that was enacted on December 20, 2019 generally eliminated the at least as rapidly method of distribution. In the case of an Owner who established an Annuity Period on or after January 1, 2020, an individual Beneficiary under a Qualified Contract must now distribute the entire balance of the Contract by December 31 of the tenth year following the Owner’s death. There are limited exceptions to this rule and a prospective Owner considering purchase of the Contract should first consult a qualified tax advisor.
Annuity Payments (The Annuity Period)
Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.
You can select any Annuity Date provided it is at least thirteen (13) months after the Contract issue date, but may not be later than the Maximum Maturity Date.
The Contract will automatically be forced into a fixed annuitization for a guaranteed period of ten years if you do not select an Annuity Date on or before the Annuitant attaining the Maximum Maturity Date. For a Contract held as an IRA, once you attain age 70½ (age 72 for Contract Owners who turn age 72 on or after January 1, 2020), you are required to either annuitize the Contract or take the required minimum distribution under the Code.
You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.
During the Annuity Period, you may only choose to have fixed Annuity Payments. These payments will come from Nationwide’s general account and are subject to the Company’s financial strength and claims paying ability. If you choose an Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the general account.
Annuity Payment Amount
For contracts issued on or after January 1, 2023, on the Annuity Date, the Contract Value will be applied under the Annuity Option you selected. For contracts issued before January 1, 2023, on the Annuity Date, the Contract Value, less the Subscription Fee, will be applied under the Annuity Option you selected.
For contracts issued before January 1, 2026, Annuity Payments are made monthly unless you have less than $2,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. For contracts issued after May 4, 2026, Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option after three full years. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $20 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $20.
Fixed Annuity Payments provide for level annuity payments. The fixed Annuity Payments will remain level unless the Annuity Option provides otherwise.
Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.
Annuity Options
You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.
OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment. If you die after you elect this option but before the first annuity payment is made, you will not receive any payments.
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OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant’s death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death).
OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people dies, the amount of the Annuity Payments we will make to the survivor will be calculated based on the option chosen at the time of annuitization. Please note, the higher the elected payment to the survivor is, the lower the amount of each payment will be when both join Annuitants are alive.
Taxes
NOTE: Nationwide has prepared the following information on federal taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.
The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.
Annuity Contracts in General
When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money—generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.
Tax Status of the Contracts
Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.
Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.
Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.
Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that
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are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.
Required Minimum Distributions
Generally, distributions from a qualified contract must commence no later than the required beginning date which is April 1 of the calendar year following the later of: (a) the year in which the employee attains their applicable age as defined in the Code, or (b) the calendar year in which the employee retires. The applicable age is:
If the individual was born…	The applicable age is…
Before July 1, 1949	70½
After June 30, 1949 and before 1951	72
After 1950 and before 1960	73
After 1959	75
The date set forth in (b) does not apply to a traditional SEP or SIMPLE IRAs, or to a 5% or more owner of the employer sponsoring the plan, and the required distribution rules do not apply to Roth IRAs. Required distributions may be made over the individual’s life or over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 25% penalty tax is imposed as to the amount not distributed that can be reduced to 10% if the required minimum distributions are timely corrected.
Taxation of Non-Qualified Contracts
Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.
The following discussion generally applies to Contracts owned by natural persons.
Withdrawals. In general, when a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the withdrawal over the Owner’s investment in the Contract at that time (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax). For information on the tax consequences of Advisor Fee withdrawals, please see Taxation of Non-Qualified Contracts. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner’s investment in the Contract.
Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:
•
made on or after the taxpayer reaches age 59½ ;
•
made on or after the death of an Owner;
•
attributable to the taxpayer’s becoming disabled; or
•
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59½ or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.
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Advisor Fees. In a private letter ruling issued to the Company in 2019, the IRS ruled that the payment of Advisor Fees will not be treated as distributions from Non-Qualified Contracts, will not be taxable to the Owner, are not reportable to the IRS as distributions from the Contract, and are not subject to the 10% penalty for early withdrawal by Owners who are under age 59½ if all of the following requirements are met:
•
the annuity contract is designed for Owners who will receive ongoing investment advice from an Investment Advisor who is appropriately licensed and in the business of providing investment advice;
•
the Contract Owner authorizes Advisor Fees to be paid periodically to the advisor from the Contract’s cash value;
•
the Advisor Fees will be determined based on an arms-length transaction between the Owner and Investment Advisor;
•
the Advisor Fees will not exceed an amount equal to an annual rate of 1.5% of the Contract’s cash value determined at the time and in the manner provided by the fee authorization, but in all events based on the cash value during the period to which the Advisor Fees relate ("PLR Permitted Amount");
•
the Advisor Fees will compensate the Investment Advisor only for investment advice that the Investment Advisor provides to the Owner with respect to the Contract and not for any other services or accounts;
•
while the fee agreement is in place, the Contract will be solely liable for the payment of Advisor Fees directly to the Investment Advisor;
•
the Owner may not pay the fees to the Investment Advisor from any other accounts or assets nor can the Owner direct the payment of fees for any other purpose or to any other person; and
•
the Investment Advisor will not receive a commission for the sale of the Contract.
It is unclear how an Advisor Fee in excess of the 1.5% limit will be treated by the IRS. The IRS may take the position that it is entirely subject to the standard tax treatment for withdrawals or it may treat only the amount in excess of the 1.5% amount as a taxable distribution to the Owner. Although the tax treatment is unclear, Nationwide will report to the IRS the amount of any Advisor Fee in excess of the 1.5% as a taxable distribution.
Beginning in 2020, the PLR Permitted Amount for each eligible Contract as follows.
Systematic Advisor Fees. "Systematic Advisor Fees" are Advisor Fees that are automatically withdrawn according to our designated form that specifies the frequency and basis (e.g. contract value or average daily contract value). If either the frequency or the basis is changed during a calendar year, then the Non-Systematic Advisor Fee calculation will apply for that calendar year. Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if:
•
The amount of the Systematic Advisor Fee being withdrawn is less than or equal to (1.5% / frequency of withdrawals ) x basis on the date of withdrawal; or
•
The annual cumulative total of Systematic Advisor Fees withdrawn is less than or equal to (1.5% x basis on the date of withdrawal).
If the amount of the Systematic Advisor Fee exceeds the PLR Permitted Amount, then the amount in excess of the PLR Permitted Amount will be reported as taxable.
Non-Systematic Advisor Fees. "Non-Systematic Advisor Fees" are Advisor Fees that do not meet the definition of Systematic Advisor Fees. Non-Systematic Advisor Fees withdrawn will be within the PLR Permitted Amount if the annual cumulative total of the Non-Systematic Advisor Fees withdrawn from an eligible Contract is less than or equal to 1.5% multiplied by the year-to-date average daily asset value on the date of the withdrawal.
Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.
Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax
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consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year may be treated as one annuity contract for purposes of determining the amount includible in such Owner’s income when a taxable distribution occurs.
Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2011-38 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within a 180-day period following a partial 1035 exchange, then the partial 1035 exchange will not receive tax-free treatment. The IRS will apply general tax principles to determine the substance and treatment of the transfer. There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.
Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Values from one Investment Portfolio to another but you cannot direct the investments each Investment Portfolio makes. If you have too much "investor control" of the assets supporting the Investment Portfolio, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.
Taxation of Qualified Contracts
The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, and certain deferred compensation plans under Code Section 457.
Medicare Tax
A 3.8% Medicare contribution tax will be imposed on the "net investment income" of certain individuals whose income exceeds certain threshold amounts. For purposes of this tax, net investment income will include income from Non-Qualified Contracts (as well as interest, dividends and certain other items). The 3.8% Medicare tax is imposed on the lesser of:
(1)
the taxpayer’s "net investment income" (from non-qualified annuities, interest, dividends, etc., offset by specified allowable deductions); or
(2)
the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately and $200,000 otherwise).
"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e. IRAs, Roth IRAs or arrangements described in Code Sections 401(a), 403(a), 403(b) or 457(b)), but such income will increase modified adjusted gross income in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under the Contract.
Same-Sex Marriages, Domestic Partnerships, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as IRS Rev. Proc. 2017-13.
The final regulations define the terms "spouse," "husband," "wife," and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. Therefore a marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile.
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Consistent with IRS Rev. Proc. 2013-17 the final regulations provide that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Seek Tax Advice
The above description of federal income tax consequences is only a brief summary meant to alert you to the issues and is not intended as tax advice. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering purchase of a Contract should first consult a qualified tax adviser.
Possible Tax Law Changes
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.
Other Information
Legal Proceedings
Nationwide Life Insurance Company ("the Company")
Nationwide Financial Services, Inc. (NFS) was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies. This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency, and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial condition.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state securities
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divisions. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
The Separate Account
The Separate Account was originally established on June 20, 2014, by resolution of the Board of Directors of Jefferson National Life Insurance Company of New York. Effective July 1, 2025, in conjunction with a merger of Jefferson National Life Insurance Company of New York into Nationwide, the Separate Account became a separate account of Nationwide, and was renamed Nationwide Jefferson National VA Separate Account 1. Nationwide Jefferson National VA Separate Account 1 is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Nationwide Jefferson National VA Separate Account 1 is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the New York Department of Financial Services. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.
The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.
Where permitted by law, we may:
•
create new Separate Accounts;
•
combine separate accounts, including combining the Separate Account with another separate account established by the Company;
•
transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;
•
transfer the Separate Account to another insurance company;
•
add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;
•
make the Sub-accounts available under other policies we issue;
•
add new Investment Portfolios or remove existing Investment Portfolios;
•
substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;
•
deregister the Separate Account under the Investment Company Act of 1940; and
•
operate the Separate Account under the direction of a committee or in another form.
Financial Statements
Financial statements for the Separate Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center, or can be found online at https://nationwide.onlineprospectus.net/NW/C000263998NW/index.html?ctype=product_sai.
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Appendix A: Investment Options Available Under the Contract
The following is a list of the Investment Portfolios that are available under the Contract. More information about the Investment Portfolios is available in the prospectuses for the Investment Portfolios, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000263998NW/index.html?ctype=product_prospectus. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. The availability of investment options may vary depending on the broker-dealer through which the Contract is sold (see Appendix B: Financial Intermediary Variations).
The current expenses and performance information below reflects fees and expenses of the Investment Portfolios, but do not reflect the other fees and expenses that the Contract may charge, such as any Low Cost Fund Platform Fee. Expenses would be higher and performance would be lower if these other charges were included. Each Investment Portfolio’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio (formerly, Advisors Preferred Trust - Gold Bullion Strategy Portfolio) Investment Advisor: Advisors Preferred, LLC Subadvisor: Flexible Plan Investments, Ltd.	1.63%	0.00%	1.63%	59.59%	14.40%	12.14%
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	0.00%	0.94%	32.87%	16.33%	18.17%
Equity	Alger Large Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.81%*	0.00%	0.81%	30.27%	11.12%	16.73%
Equity	Alger Mid Cap Growth Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.90%*	0.00%	0.90%	16.76%	3.01%	11.68%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	0.00%	1.07%	2.64%	8.48%	8.27%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	0.00%	0.59%	10.47%	11.42%	10.57%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Sustainable Global Thematic Portfolio: Class B This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: AllianceBernstein L.P.	1.19%*	0.00%	1.19%	6.03%	3.02%	9.80%
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Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.13%	0.00%	1.13%	5.39%	-2.46%	9.94%
Equity	Allspring Variable Trust - VT Opportunity Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	1.00%*	0.00%	1.00%	6.71%	8.94%	11.85%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.76%*	0.00%	1.76%	1.36%	6.30%	9.36%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%	0.00%	1.30%	4.66%	22.06%	10.70%
Allocation	ALPS Variable Investment Trust - Morningstar Aggressive Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.85%	0.00%	0.85%	20.00%	10.55%	10.36%
Allocation	ALPS Variable Investment Trust - Morningstar Balanced ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%	0.00%	0.84%	14.82%	6.61%	7.25%
Allocation	ALPS Variable Investment Trust - Morningstar Conservative ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.83%*	0.00%	0.83%	8.82%	2.19%	3.50%
40

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	ALPS Variable Investment Trust - Morningstar Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.82%	0.00%	0.82%	17.91%	8.82%	9.05%
Allocation	ALPS Variable Investment Trust - Morningstar Income & Growth ETF Asset Allocation Portfolio: Class II Investment Advisor: ALPS Advisors, Inc. Subadvisor: Morningstar Investment Management LLC	0.84%*	0.00%	0.84%	11.70%	4.43%	5.46%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.81%*	0.00%	0.81%	8.32%	0.06%	1.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	0.00%	0.83%	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.79%	0.00%	0.79%	15.59%	8.70%	9.50%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	0.00%	0.78%	20.16%	8.82%	7.32%
Fixed Income	American Funds Insurance Series® - Capital World Bond Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.98%	0.00%	0.98%	9.03%	-2.76%	0.97%
Equity	American Funds Insurance Series® - Capital World Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.92%*	0.00%	0.92%	24.46%	10.01%	10.74%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	21.34%	7.97%	11.89%
41

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	0.00%	1.15%	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	19.93%	13.09%	17.67%
Equity	American Funds Insurance Series® - Growth-Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	17.77%	13.62%	13.63%
Equity	American Funds Insurance Series® - International Fund: Class 4 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	0.00%	1.03%	26.41%	3.14%	6.73%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.06%	0.00%	1.06%	35.09%	7.42%	7.54%
Allocation	American Funds Insurance Series® - Managed Risk Asset Allocation Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.90%	0.00%	0.90%	11.65%	6.43%	7.17%
Allocation	American Funds Insurance Series® - Managed Risk Washington Mutual Investors Fund: Class P2 Investment Advisor: Capital Research and Management Company Subadvisor: Milliman Financial Risk Management, LLC	0.88%	0.00%	0.88%	10.65%	8.04%	7.18%
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	27.93%	5.06%	8.98%
42

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.73%*	0.00%	0.73%	6.98%	-0.38%	2.11%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	7.54%	-0.49%	1.45%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	0.00%	0.78%	8.52%	4.47%	6.02%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	0.00%	0.74%	7.14%	-0.75%	1.82%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.92%*	0.00%	0.92%	19.73%	13.85%	14.08%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.85%*	0.00%	0.85%	17.99%	12.42%	10.85%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.93%*	0.00%	0.93%	21.32%	11.45%	11.01%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	0.00%	1.01%	19.51%	5.51%	7.33%
43

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Large Cap Focus Growth V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	1.02%*	0.00%	1.02%	11.48%	10.19%	15.98%
Equity	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares Investment Advisor: BNY Mellon Investment Adviser, Inc.	0.61%	0.00%	0.61%	5.36%	6.65%	9.15%
Equity	BNY Mellon Stock Index Fund, Inc.: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Mellon Investments Corporation	0.27%	0.25%	0.52%	17.53%	14.12%	14.52%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	11.68%	8.44%	9.51%
Real Assets	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 1 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 1) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: UBS Asset Management (Americas) LLC	1.05%*	0.00%	1.05%	15.36%	10.28%	5.59%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.85%*	0.00%	0.85%	6.59%	8.94%	8.23%
Fixed Income	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Strategic Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.94%*	0.00%	0.94%	6.88%	1.87%	3.99%
44

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	0.00%	1.00%	15.30%	12.44%	6.46%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	0.00%	0.89%	8.49%	3.93%	5.51%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	0.00%	0.72%	7.55%	1.20%	1.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	0.00%	0.69%	28.27%	13.59%	12.58%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	0.00%	1.07%	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	0.00%	0.66%	6.00%	1.90%	2.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	0.00%	1.18%	34.37%	18.42%	22.70%
45

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	0.00%	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.26%	0.00%	1.26%	10.03%	4.88%	4.52%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.31%*	0.25%	0.56%	19.94%	12.23%
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.21%	0.25%	0.46%	4.35%	1.38%	1.81%
Allocation	DFA Investment Dimensions Group Inc. - Dimensional VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.25%	0.53%	14.68%	8.42%	8.65%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.39%	0.25%	0.64%	36.99%	8.89%	8.68%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	0.25%	0.52%	45.64%	15.85%	10.46%
46

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	DFA Investment Dimensions Group Inc. - Dimensional VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.12%	0.25%	0.37%	4.33%	2.65%	1.97%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.25%	0.46%	15.83%	11.97%	10.51%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.25%	0.54%	8.95%	13.60%	11.00%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	0.00%	1.19%	3.95%	4.64%	4.43%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	0.00%	0.81%	8.23%	3.70%	5.59%
Equity	Federated Hermes Insurance Series - Federated Hermes Kaufmann Fund II: Service Shares This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Global Investment Management Corp.	1.79%*	0.00%	1.79%	11.26%	1.26%	9.61%
Allocation	Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Primary Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Federated Equity Management Company of Pennsylvania Subadvisor: Federated Investment Management Company, Federated Advisory Services Company, Fed Global	0.97%*	0.00%	0.97%	7.03%	6.56%	6.85%
47

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.12%	0.00%	1.12%	40.79%	5.62%	10.66%
Allocation	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class 2 (formerly, Fidelity Variable Insurance Products Fund - VIP Freedom Income Fund Portfolio: Service Class 2) This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Fidelity Management & Research Company LLC	0.61%	0.00%	0.61%	9.31%	2.08%	4.17%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	0.00%	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	0.00%	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Disciplined Small Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC	0.57%	0.00%	0.57%	17.09%	10.09%	10.31%
48

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	10.34%	23.86%	7.69%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity- Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.71%	0.00%	0.71%	18.75%	12.23%	11.32%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	0.00%	0.73%	5.33%	6.06%	5.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	0.00%	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	21.65%	11.03%	19.64%
49

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	14.61%	13.41%	17.15%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.06%*	0.00%	1.06%	10.31%	4.00%	5.34%
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	1.02%	0.00%	1.02%	18.36%	5.99%	9.53%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	0.00%	0.62%	6.93%	-0.21%	2.45%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	0.00%	0.80%	11.49%	9.83%	10.31%
50

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.97%	0.00%	0.97%	20.05%	6.35%	7.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	2.90%	3.98%	3.61%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.88%	0.00%	0.88%	8.58%	2.79%	4.40%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	0.00%	0.70%	10.95%	12.82%	10.96%
51

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	7.70%	11.87%	10.54%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.21%*	0.00%	1.21%	37.47%	9.02%	7.61%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Global Real Estate VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	1.25%*	0.00%	1.25%	7.93%	2.36%	3.03%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	0.00%	0.72%	12.56%	7.66%	7.30%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Shares VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Mutual Advisers, LLC	0.94%	0.00%	0.94%	11.52%	9.21%	7.53%
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.89%	0.00%	0.89%	11.80%	9.50%	12.10%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin Strategic Income VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Franklin Advisers, Inc.	1.07%*	0.00%	1.07%	7.24%	1.92%	3.10%
52

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.79%	0.00%	0.79%	6.69%	0.02%	1.14%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.75%*	0.00%	0.75%	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	0.00%	0.98%	7.36%	4.68%	11.59%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.91%*	0.00%	0.91%	7.48%	-0.21%	3.13%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.15%*	0.00%	1.15%	3.57%	4.56%	4.13%
Fixed Income	Guggenheim Variable Funds Trust - Series P (High Yield Series) This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Guggenheim Investments	1.03%*	0.00%	1.03%	6.84%	4.16%	5.55%
Equity	Invesco - Invesco V.I. American Value Fund: Series II Shares Investment Advisor: Invesco Advisers, Inc.	1.14%	0.00%	1.14%	20.76%	17.56%	12.01%
Allocation	Invesco - Invesco V.I. Balanced- Risk Allocation Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Invesco Advisers, Inc.	1.13%*	0.00%	1.13%	8.69%	2.27%	4.91%
Equity	Invesco - Invesco V.I. Comstock Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	17.44%	15.43%	11.95%
53

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Invesco - Invesco V.I. Core Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	0.80%	0.00%	0.80%	16.17%	12.81%	11.73%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.62%*	0.00%	0.62%	7.09%	-0.11%	2.99%
Fixed Income	Invesco - Invesco V.I. Core Plus Bond Fund: Series II Shares This Sub-Account is no longer available to receive transfers or new premium payments effective August 19, 2022 Investment Advisor: Invesco Advisers, Inc.	0.87%*	0.00%	0.87%	6.96%	-0.36%	2.73%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	0.00%	1.11%	4.53%	3.64%	11.10%
Allocation	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.57%	0.00%	0.57%	12.81%	8.94%	8.92%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	0.90%	0.00%	0.90%	16.50%	3.68%	6.22%
Equity	Invesco - Invesco V.I. Global Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.06%	0.00%	1.06%	15.01%	7.01%	10.72%
Equity	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Asset Management Limited	1.02%	0.00%	1.02%	7.85%	1.73%	2.44%
Fixed Income	Invesco - Invesco V.I. Global Strategic Income Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.20%*	0.00%	1.20%	12.75%	1.39%	2.76%
54

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Invesco - Invesco V.I. Government Securities Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.70%	0.00%	0.70%	7.37%	0.04%	1.60%
Equity	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.75%	0.00%	0.75%	15.62%	12.85%	10.73%
Equity	Invesco - Invesco V.I. Health Care Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.99%	0.00%	0.99%	15.33%	3.80%	6.58%
Fixed Income	Invesco - Invesco V.I. High Yield Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.92%	0.00%	0.92%	6.73%	3.64%	4.83%
Equity	Invesco - Invesco V.I. Main Street Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	15.64%	12.19%	12.25%
Equity	Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Invesco Advisers, Inc.	1.19%	0.00%	1.19%	8.97%	8.83%	9.08%
Equity	Invesco - Invesco V.I. Technology Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.96%	0.00%	0.96%	20.47%	10.30%	15.78%
Equity	Invesco V.I. International Growth Fund: Series II This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Invesco Advisers, Inc.	1.25%*	0.00%	1.25%	15.53%	1.88%	5.34%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	0.77%*	0.00%	0.77%	16.66%	7.07%	7.84%
55

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Balanced Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	1.03%*	0.00%	1.03%	11.79%	7.85%	8.38%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Corporate Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.78%*	0.00%	0.78%	6.48%	-0.48%	2.58%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	11.89%	18.61%	1.74%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP High Income Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.97%	0.00%	0.97%	7.17%	3.73%	5.56%
Fixed Income	Ivy Variable Insurance Portfolios - Nomura VIP Limited-Term Bond Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.79%*	0.00%	0.79%	4.70%	1.75%	2.12%
56

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Mid Cap Growth Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.10%*	0.00%	1.10%	1.18%	-0.08%	10.66%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Natural Resources Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.12%*	0.00%	1.12%	37.75%	15.73%	6.94%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Science and Technology Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.15%	0.00%	1.15%	33.36%	13.71%	17.20%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Value Series: Service Class This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.98%*	0.00%	0.98%	9.41%	9.49%	8.92%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	15.11%	8.48%	10.14%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	7.67%	7.62%	12.79%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	7.22%	-0.47%	2.07%
57

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Janus Aspen Series - Janus Henderson Forty Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.62%	0.00%	0.62%	18.14%	11.65%	16.24%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	20.92%	12.51%	12.93%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	0.00%	0.74%	17.46%
Equity	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Institutional Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Janus Henderson Investors US LLC	0.83%*	0.00%	0.83%	6.50%	8.69%	8.66%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.72%	0.00%	0.72%	28.87%	9.44%	9.24%
Equity	Janus Aspen Series - Janus Henderson Research Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%	0.00%	0.82%	18.39%	14.11%	15.88%
Equity	John Hancock Variable Insurance Trust - Disciplined Value Emerging Markets Equity Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Subadvisor: Boston Partners Global Investors, Inc.	0.99%*	0.10%	1.09%	32.00%	7.83%	8.56%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Lazard Asset Management LLC	1.38%*	0.00%	1.38%	41.77%	10.76%	9.35%
58

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Lazard Retirement Series, Inc. - Lazard Retirement Global Dynamic Multi-Asset Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.05%*	0.00%	1.05%	15.72%	5.19%	5.93%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement US Small Cap Equity Select Portfolio: Service Shares This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Lazard Asset Management LLC	1.10%*	0.00%	1.10%	2.18%	4.82%	7.22%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.87%	0.00%	0.87%	13.32%	5.24%	7.47%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.06%	0.00%	1.06%	8.97%	-0.42%	9.11%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class I This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	0.81%	0.00%	0.81%	9.96%	2.56%	5.33%
59

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.77%*	0.00%	0.77%	9.62%	6.49%	8.03%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Service Class This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.72%*	0.00%	0.72%	6.33%	0.62%	2.61%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	0.00%	0.95%	15.98%	1.85%	6.42%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Large Company Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.70%*	0.00%	0.70%	15.40%	10.01%	9.51%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	0.00%	0.75%	12.84%	11.68%	17.16%
60

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II This Sub-Account is only available in contracts issued before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.71%*	0.00%	0.71%	16.02%	11.65%	10.23%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.75%*	0.00%	0.75%	12.62%	11.86%	12.46%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Large Cap Growth Fund: Standard Class This Sub-Account is only available in contracts issued before April 24, 2026 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.74%*	0.00%	0.74%	8.62%	10.57%	14.46%
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.98%	0.00%	0.98%	8.32%	2.09%	4.72%
Equity	Lord Abbett Series Fund, Inc. - Dividend Growth Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.99%*	0.00%	0.99%	15.98%	12.34%	13.06%
Equity	Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.93%	0.00%	0.93%	17.29%	13.35%	11.12%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	11.90%	10.82%	15.31%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	12.56%	-0.54%	10.46%
61

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	12.77%	9.69%	9.77%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	20.81%	6.80%	9.60%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	0.00%	1.08%	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.74%*	0.00%	0.74%	9.39%	5.04%	5.69%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.62%*	0.00%	0.62%	17.18%	12.58%	14.44%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.63%*	0.00%	0.63%	18.81%	14.80%	11.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%	0.00%	0.24%	7.06%	-0.59%	1.79%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.58%*	0.00%	0.58%	7.69%	0.62%
62

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.12%*	0.00%	1.12%	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 20, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.37%*	0.00%	1.37%	35.78%	0.75%	6.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*	0.00%	1.05%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.32%	0.00%	0.32%	4.07%	3.06%	1.93%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class I This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: GQG Partners LLC	0.78%*	0.00%	0.78%	2.14%	5.52%	8.68%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	0.88%*	0.00%	0.88%	39.29%	12.79%	9.94%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II This Sub-Account is no longer available to receive transfers or new purchase payments effective October 24, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	0.00%	1.13%	38.97%	12.52%	9.67%
63

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.32%	0.00%	0.32%	30.94%	8.68%	8.07%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	15.88%	6.75%	8.02%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class P Investment Advisor: Nationwide Fund Advisors	0.82%	0.00%	0.82%	14.68%	5.83%	7.09%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	6.88%	-0.46%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%*	0.00%	0.25%	18.57%	11.40%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	0.00%	0.96%	32.66%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.79%	0.00%	0.79%	16.49%	9.85%	11.85%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*	0.00%	0.75%
64

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	14.20%	19.09%	18.02%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.43%	0.00%	0.43%	7.03%	-0.62%	2.23%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.55%	0.00%	0.55%	5.70%	2.13%	2.38%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	7.27%	8.87%	10.46%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	0.00%	0.72%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class X Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.83%*	0.00%	0.83%	35.21%	11.20%	7.72%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.16%	0.00%	0.16%	17.70%	14.25%	14.64%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.25%	0.00%	0.25%	12.54%	5.91%	9.46%
65

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.06%*	0.00%	1.06%	2.17%	8.01%	7.69%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.85%*	0.00%	0.85%	2.39%	7.91%	7.66%
Equity	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.85%*	0.00%	0.85%	11.56%	10.06%	7.75%
Equity	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.86%*	0.00%	0.86%	5.45%	4.47%	10.96%
Fixed Income	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares Investment Advisor: Neuberger Berman Investment Advisers LLC	0.93%	0.00%	0.93%	5.71%	2.56%	2.30%
Equity	New Age Alpha Variable Funds Trust - NAA Large Core Series Investment Advisor: New Age Alpha Advisors, LLC	0.94%*	0.00%	0.94%	16.43%	13.65%	14.25%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	0.00%	1.01%	17.02%	13.89%	17.04%
Equity	New Age Alpha Variable Funds Trust - NAA Mid Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.07%*	0.00%	1.07%	2.17%	4.48%	10.63%
66

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.17%*	0.00%	1.17%	3.30%	8.47%	7.65%
Hybrid Securities	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.82%	0.00%	0.82%	16.11%	5.34%	10.10%
Allocation	Northern Lights Variable Trust - DF Tactical Dividend VIT Fund: Class 1 (formerly. Northern Lights Variable Trust - Donoghue Forlines Dividend VIT Fund: Class 1) This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Donoghue Forlines LLC	2.00%*	0.00%	2.00%	17.19%	8.72%	3.46%
Allocation	Northern Lights Variable Trust - DF Tactical Momentum VIT Fund: Class 1 (formerly, Northern Lights Variable Trust - Donoghue Forlines Momentum VIT Fund: Class 1) Investment Advisor: Donoghue Forlines LLC	1.56%	0.00%	1.56%	23.52%	12.83%	9.23%
Allocation	Northern Lights Variable Trust - TOPS Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Aggressive Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	18.83%	9.41%	10.43%
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	10.36%	4.74%	5.72%
67

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Allocation	Northern Lights Variable Trust - TOPS Managed Risk Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Managed Risk Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.75%	0.00%	0.75%	11.65%	5.36%	6.13%
Allocation	Northern Lights Variable Trust - TOPS Moderate ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Moderate Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.53%	0.00%	0.53%	15.13%	6.92%	7.99%
Allocation	Northern Lights Variable Trust - TOPS Moderately Aggressive ETF Portfolio: Class 2 (formerly, Northern Lights Variable Trust - TOPS® Growth ETF Portfolio: Class 2) Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	17.99%	8.56%	9.53%
Allocation	Northern Lights Variable Trust - TOPS® Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.54%	0.00%	0.54%	12.85%	5.52%	6.39%
Allocation	Northern Lights Variable Trust - TOPS® Conservative ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.56%	0.00%	0.56%	10.15%	4.34%	4.99%
Allocation	Northern Lights Variable Trust - TOPS® Managed Risk Balanced ETF Portfolio: Class 2 Investment Advisor: ValMark Advisers, Inc. Subadvisor: Milliman Financial Risk Management, LLC	0.76%	0.00%	0.76%	9.03%	3.84%	4.92%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.13%*	0.00%	2.13%	14.20%	5.60%	6.77%
68

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Real Assets	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	3.19%*	0.00%	3.19%	18.79%	10.55%	6.54%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.06%	0.00%	1.06%	8.11%	3.01%	3.55%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.17%	0.00%	1.17%	14.98%	2.44%	5.06%
Fixed Income	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class Investment Advisor: PIMCO	1.15%	0.00%	1.15%	12.75%	0.15%	2.46%
Fixed Income	PIMCO Variable Insurance Trust - Global Core Bond (Hedged) Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%	0.00%	1.13%	6.72%	0.78%	3.16%
Allocation	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio: Administrative Class Investment Advisor: PIMCO	1.21%*	0.00%	1.21%	22.00%	7.04%	7.99%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.81%	0.00%	0.81%	8.95%	3.97%	5.57%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	0.92%	0.00%	0.92%	10.19%	3.41%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.09%	0.00%	1.09%	3.95%	1.03%	2.88%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	2.48%	0.00%	2.48%	6.29%	-6.79%	0.02%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.52%	1.57%	1.79%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	1.39%	0.00%	1.39%	7.85%	1.21%	3.21%
69

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.65%	0.00%	0.65%	4.67%	3.25%	2.76%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.73%	0.00%	0.73%	8.89%	0.02%	2.36%
Fixed Income	ProFunds - ProFund Access VP High Yield Fund Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	6.24%	2.85%	3.92%
Equity	ProFunds - ProFund VP Asia 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	24.12%	-2.32%	5.18%
Equity	ProFunds - ProFund VP Banks Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.53%	9.89%	8.26%
Equity	ProFunds - ProFund VP Biotechnology Investment Advisor: ProFund Advisors LLC	1.60%	0.00%	1.60%	34.03%	9.50%	7.41%
Equity	ProFunds - ProFund VP Bull Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	15.56%	12.18%	12.55%
Equity	ProFunds - ProFund VP Communication Services Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	20.91%	14.55%	8.97%
Equity	ProFunds - ProFund VP Consumer Discretionary Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.51%	5.53%	10.01%
Equity	ProFunds - ProFund VP Consumer Staples Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	-0.17%	0.62%	5.67%
Equity	ProFunds - ProFund VP Emerging Markets Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	36.13%	3.07%	8.66%
Equity	ProFunds - ProFund VP Energy Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.86%	21.01%	5.88%
Equity	ProFunds - ProFund VP Europe 30 Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.59%	12.78%	8.01%
Equity	ProFunds - ProFund VP Financials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.90%	12.77%	11.04%
70

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Health Care Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	12.56%	5.50%	8.02%
Equity	ProFunds - ProFund VP Industrials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	17.25%	9.11%	11.45%
Equity	ProFunds - ProFund VP International Investment Advisor: ProFund Advisors LLC	1.67%	0.00%	1.67%	27.97%	6.29%	5.60%
Equity	ProFunds - ProFund VP Internet Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	9.13%	3.71%	12.40%
Equity	ProFunds - ProFund VP Japan Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	30.69%	14.99%	11.39%
Equity	ProFunds - ProFund VP Large- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	19.96%	13.07%	14.95%
Equity	ProFunds - ProFund VP Large- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	11.37%	11.09%	9.89%
Equity	ProFunds - ProFund VP Materials Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	8.05%	6.41%	8.42%
Equity	ProFunds - ProFund VP Mid-Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.67%	5.32%	8.63%
Equity	ProFunds - ProFund VP Mid-Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.84%	9.19%	8.92%
Equity	ProFunds - ProFund VP Mid-Cap Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	4.78%	6.63%	8.22%
Equity	ProFunds - ProFund VP NASDAQ-100 Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	18.62%	12.94%	17.28%
Equity	ProFunds - ProFund VP Pharmaceuticals Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	29.34%	5.70%	5.37%
Equity	ProFunds - ProFund VP Precious Metals Investment Advisor: ProFund Advisors LLC	1.68%	0.00%	1.68%	150.31%	17.01%	18.89%
71

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	ProFunds - ProFund VP Real Estate Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	0.63%	2.85%	3.95%
Equity	ProFunds - ProFund VP Semiconductor Investment Advisor: ProFund Advisors LLC	1.64%	0.00%	1.64%	41.70%	34.17%	30.80%
Equity	ProFunds - ProFund VP Small- Cap Growth Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	3.62%	3.79%	7.98%
Equity	ProFunds - ProFund VP Small- Cap Value Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	5.00%	7.17%	7.81%
Equity	ProFunds - ProFund VP Small- Cap Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	10.86%	4.23%	7.63%
Equity	ProFunds - ProFund VP Technology Investment Advisor: ProFund Advisors LLC	1.58%	0.00%	1.58%	22.60%	15.01%	20.16%
Equity	ProFunds - ProFund VP Utilities Investment Advisor: ProFund Advisors LLC	1.68%*	0.00%	1.68%	13.98%	7.78%	8.61%
Fixed Income	Putnam Variable Trust - Putnam VT Diversified Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	1.04%	0.00%	1.04%	8.58%	1.81%	3.03%
Fixed Income	Putnam Variable Trust - Putnam VT High Yield Fund: Class IB Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.96%	0.00%	0.96%	8.67%	4.05%	5.70%
72

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Putnam Variable Trust - Putnam VT Income Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.82%	0.00%	0.82%	7.25%	-1.13%	1.89%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	0.00%	1.06%	34.68%	12.49%	8.87%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	0.00%	0.79%	20.35%	15.38%	13.30%
Fixed Income	Putnam Variable Trust - Putnam VT Mortgage Securities Fund: Class IB This Sub-Account is only available in contracts issued before May 1, 2024 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Putnam Investment Management, LLC, Franklin Templeton Investment Management Limited	0.75%*	0.00%	0.75%	9.09%	0.83%	1.62%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	0.00%	0.88%	10.69%	10.34%	14.69%
Equity	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.22%	0.00%	1.22%	13.89%	9.17%	10.14%
73

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class Investment Advisor: Royce & Associates, LP	1.18%	0.00%	1.18%	8.93%	10.66%	7.88%
Equity	Rydex Variable Trust - Banking Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	23.74%	11.68%	8.98%
Equity	Rydex Variable Trust - Basic Materials Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	32.89%	9.42%	11.58%
Equity	Rydex Variable Trust - Biotechnology Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	30.12%	3.55%	5.42%
Real Assets	Rydex Variable Trust - Commodities Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	4.89%	12.80%	4.76%
Equity	Rydex Variable Trust - Consumer Products Fund This Sub-Account is only available in contracts issued before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	-3.52%	1.32%	3.80%
Equity	Rydex Variable Trust - Electronics Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	41.49%	18.80%	23.66%
Equity	Rydex Variable Trust - Energy Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	7.51%	19.52%	4.64%
Equity	Rydex Variable Trust - Energy Services Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	1.75%	10.39%	-5.65%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.83%*	0.00%	1.83%	10.76%	11.31%	9.88%
Alternative Strategies	Rydex Variable Trust - Global Managed Futures Fund Investment Advisor: Guggenheim Investments	2.18%*	0.00%	2.18%	3.65%	3.94%	1.27%
Equity	Rydex Variable Trust - Health Care Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	14.07%	4.64%	7.44%
Fixed Income	Rydex Variable Trust - High Yield Strategy Fund Investment Advisor: Guggenheim Investments	1.73%*	0.00%	1.73%	9.87%	3.52%	4.77%
74

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Internet Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	18.50%	2.54%	11.93%
Equity	Rydex Variable Trust - Leisure Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	8.48%	2.50%	7.27%
Alternative Strategies	Rydex Variable Trust - Multi- Hedge Strategies Fund This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Guggenheim Investments	1.75%*	0.00%	1.75%	1.25%	1.23%	1.62%
Equity	Rydex Variable Trust - NASDAQ- 100® Fund Investment Advisor: Guggenheim Investments	1.76%*	0.00%	1.76%	19.04%	13.32%	17.60%
Equity	Rydex Variable Trust - Precious Metals Fund Investment Advisor: Guggenheim Investments	1.68%*	0.00%	1.68%	147.37%	17.52%	21.08%
Equity	Rydex Variable Trust - Real Estate Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	2.88%	3.02%	4.00%
Equity	Rydex Variable Trust - Retailing Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	10.18%	4.22%	9.19%
Equity	Rydex Variable Trust - S&P 500 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	11.75%	6.62%	10.34%
Equity	Rydex Variable Trust - S&P 500 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	16.02%	12.00%	8.64%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	7.18%	4.39%	6.85%
Equity	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.12%	12.00%	10.60%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	8.59%	2.89%	6.53%
Equity	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund Investment Advisor: Guggenheim Investments	1.69%*	0.00%	1.69%	6.77%	12.03%	7.65%
75

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Rydex Variable Trust - Technology Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	25.70%	12.27%	18.37%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	31.13%	5.45%	6.64%
Equity	Rydex Variable Trust - Transportation Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	11.77%	2.32%	8.06%
Equity	Rydex Variable Trust - Utilities Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	17.07%	8.56%	8.60%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%	0.00%	1.00%	18.43%	11.41%	15.25%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.99%	0.00%	0.99%	14.07%	10.89%	10.24%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	17.80%	3.86%	8.70%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%	0.00%	1.09%	3.29%	3.58%	9.54%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio: II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc.	0.75%*	0.00%	0.75%	5.46%	1.91%	2.09%
76

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Alternative Strategies	The Merger Fund VL - The Merger Fund VL: Class I This Sub-Account is only available in contracts issued before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.54%*	0.00%	1.54%	5.23%	2.98%	4.04%
Equity	Third Avenue Variable Series Trust - Third Avenue Value Portfolio Investment Advisor: Third Avenue Management LLC	1.30%*	0.00%	1.30%	34.85%	17.58%	9.66%
Fixed Income	VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.10%*	0.00%	1.10%	18.49%	3.91%	5.24%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This Sub-Account is only available in contracts issued before May 1, 2023 Investment Advisor: Van Eck Associates Corporation	1.30%*	0.00%	1.30%	29.92%	-0.77%	5.47%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	164.43%	20.00%	20.88%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class Investment Advisor: Van Eck Associates Corporation	1.08%	0.00%	1.08%	36.48%	10.51%	8.33%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.20%	0.25%	0.45%	16.46%	9.29%	10.03%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.25%	0.59%	28.98%	13.97%	14.96%
Allocation	Vanguard Variable Insurance Fund - Conservative Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.25%	0.37%	12.73%	4.22%	6.14%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.28%	0.25%	0.53%	16.83%	13.24%	11.76%
77

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.25%	0.54%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.14%	0.25%	0.39%	17.70%	14.27%	14.66%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.25%	0.38%	5.69%	-0.41%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.36%	0.25%	0.61%	16.89%	11.36%	15.58%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.25%	0.49%	9.18%	4.05%	5.62%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	0.25%	0.57%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	0.25%	0.42%	11.54%	8.46%	10.77%
Allocation	Vanguard Variable Insurance Fund - Moderate Allocation Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.12%	0.25%	0.37%	16.19%	6.51%	8.14%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.26%	0.25%	0.51%	3.11%	4.51%	5.08%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment- Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.25%	0.39%	6.85%	2.23%	2.81%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.35%	0.64%	6.11%	3.81%	9.61%
78

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.25%	0.39%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	0.25%	0.34%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	0.25%	0.38%	16.93%	12.98%	14.10%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Bond VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	0.78%*	0.00%	0.78%	8.87%	0.51%	2.59%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Equity Income VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.04%*	0.00%	1.04%	11.13%	8.81%	9.11%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	0.00%	1.00%	23.08%	14.69%	15.47%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer High Yield VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2025 Investment Advisor: Victory Capital Management, Inc.	1.21%*	0.00%	1.21%	7.90%	4.04%	5.21%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Mid Cap Value VCT Portfolio: Class II This Sub-Account is only available in contracts issued before May 1, 2026 Investment Advisor: Victory Capital Management, Inc.	1.01%*	0.00%	1.01%	10.86%	10.88%	8.73%
Fixed Income	Victory Variable Insurance Funds II - Victory Pioneer Strategic Income VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.07%*	0.00%	1.07%	10.84%	2.04%	3.67%
79

Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.00%	1.10%	0.72%	6.06%	5.95%
Fixed Income	Virtus Variable Insurance Trust - Virtus Newfleet Multi-Sector Intermediate Bond Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Newfleet Asset Management, an operating division of Virtus Fixed Income Advisers, LLC, an affiliate of VIA.	0.94%	0.00%	0.94%	7.58%	2.52%	4.23%
Equity	Virtus Variable Insurance Trust - Virtus SGA International Growth Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Sustainable Growth Advisers, LP, an affiliate of VIA.	1.10%*	0.00%	1.10%	9.26%	1.42%	4.10%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
Early Cut-Off Times
The following Investment Portfolios currently impose the following transfer cut-off times before the end of the Business Day:
2:30 P.M.
•
Vanguard Variable Insurance Fund - Balanced Portfolio
•
Vanguard Variable Insurance Fund - Capital Growth Portfolio
•
Vanguard Variable Insurance Fund - Conservative Allocation Portfolio
•
Vanguard Variable Insurance Fund - Diversified Value Portfolio
•
Vanguard Variable Insurance Fund - Equity Income Portfolio
•
Vanguard Variable Insurance Fund - Equity Index Portfolio
•
Vanguard Variable Insurance Fund - Global Bond Index Portfolio
•
Vanguard Variable Insurance Fund - Growth Portfolio
•
Vanguard Variable Insurance Fund - High Yield Bond Portfolio
•
Vanguard Variable Insurance Fund - International Portfolio
•
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•
Vanguard Variable Insurance Fund - Moderate Allocation Portfolio
•
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
80

•
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
3:30 P.M.
•
Advisors Preferred Trust - Quantified Gold Futures Tracking Portfolio (formerly, Advisors Preferred Trust - Gold Bullion Strategy Portfolio)
3:50 P.M.
•
Rydex Variable Trust - Banking Fund
•
Rydex Variable Trust - Basic Materials Fund
•
Rydex Variable Trust - Biotechnology Fund
•
Rydex Variable Trust - Commodities Strategy Fund
•
Rydex Variable Trust - Consumer Products Fund
•
Rydex Variable Trust - Electronics Fund
•
Rydex Variable Trust - Energy Fund
•
Rydex Variable Trust - Energy Services Fund
•
Rydex Variable Trust - Financial Services Fund
•
Rydex Variable Trust - Health Care Fund
•
Rydex Variable Trust - High Yield Strategy Fund
•
Rydex Variable Trust - Internet Fund
•
Rydex Variable Trust - Leisure Fund
•
Rydex Variable Trust - NASDAQ-100® Fund
•
Rydex Variable Trust - Precious Metals Fund
•
Rydex Variable Trust - Real Estate Fund
•
Rydex Variable Trust - Retailing Fund
•
Rydex Variable Trust - S&P 500 Pure Growth Fund
•
Rydex Variable Trust - S&P 500 Pure Value Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•
Rydex Variable Trust - Technology Fund
•
Rydex Variable Trust - Telecommunications Fund
•
Rydex Variable Trust - Transportation Fund
•
Rydex Variable Trust - Utilities Fund
3:55 P.M.
•
ProFunds - ProFund VP Asia 30
•
ProFunds - ProFund VP Banks
•
ProFunds - ProFund VP Biotechnology
•
ProFunds - ProFund VP Bull
•
ProFunds - ProFund VP Communication Services
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•
ProFunds - ProFund VP Consumer Discretionary
•
ProFunds - ProFund VP Consumer Staples
•
ProFunds - ProFund VP Emerging Markets
•
ProFunds - ProFund VP Energy
•
ProFunds - ProFund VP Europe 30
•
ProFunds - ProFund VP Financials
•
ProFunds - ProFund VP Health Care
•
ProFunds - ProFund VP Industrials
•
ProFunds - ProFund VP International
•
ProFunds - ProFund VP Internet
•
ProFunds - ProFund VP Japan
•
ProFunds - ProFund VP Large-Cap Growth
•
ProFunds - ProFund VP Large-Cap Value
•
ProFunds - ProFund VP Materials
•
ProFunds - ProFund VP Mid-Cap
•
ProFunds - ProFund VP Mid-Cap Growth
•
ProFunds - ProFund VP Mid-Cap Value
•
ProFunds - ProFund VP NASDAQ-100
•
ProFunds - ProFund VP Pharmaceuticals
•
ProFunds - ProFund VP Precious Metals
•
ProFunds - ProFund VP Real Estate
•
ProFunds - ProFund VP Semiconductor
•
ProFunds - ProFund VP Small-Cap
•
ProFunds - ProFund VP Small-Cap Growth
•
ProFunds - ProFund VP Small-Cap Value
•
ProFunds - ProFund VP Technology
•
ProFunds - ProFund VP Utilities
82

Appendix B: Financial Intermediary Variations
Some broker-dealers that have entered into selling agreements with Nationwide (or an affiliate) to sell this Contract impose restrictions on their financial professionals that prohibit or limit the recommendation of specific features, benefits, and investment options that are described in this prospectus. Those restrictions are made by the broker-dealer and may or may not be known to Nationwide. To the extent Nationwide is aware of any such restrictions, they are noted below. The list below is not exhaustive; it is based on information that Nationwide could obtain without unreasonable effort or expense and does not reflect restrictions the knowledge of which rests peculiarly with unaffiliated broker-dealers. Applicants/Owners should discuss broker-dealer restrictions on features, benefits, and investment options directly with their financial professional.
To the best of Nationwide’s knowledge and unless otherwise indicated, the restrictions noted below are imposed at the time of application only. It is possible that the restrictions could be imposed after Contract issuance if transactions are communicated from the Owner through the financial professional, then to Nationwide. Owners can contact Nationwide directly by contacting the Service Center (see Contacting Us).
Merrill Lynch
•
If an applicant is applying for a qualified contract (IRA, Roth IRA, SEP IRA, or Simple IRA), financial professionals of this firm will not recommend this contract.
•
Financial professionals of this firm will not recommend this contract if an applicant is over age 90 at the time of application.
•
Financial professionals of this firm will not recommend allocations to the following sub-accounts:
•
Ivy Asset Strategy Fund
83

Outside back cover page
The Statement of Additional Information contains additional information about the Separate Account. To obtain a free copy of the Statement of Additional Information, request other information about the Contract, or to make any other service requests, contact Nationwide at 1-866-667-0561 or by one of the other methods described in Contacting Us.
The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is also available at https://nationwide.onlineprospectus.net/NW/C000263998NW/index.html?ctype=product_sai. This prospectus is available at https://nationwide.onlineprospectus.net/NW/C000263998NW/index.html?ctype=product_prospectus.
Reports and other information about the Separate Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000263998

Monument Advisor® NY
Monument Advisor Select® NY
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2026
Individual Variable Annuity
Issued by Nationwide Life Insurance Company
through its Nationwide Jefferson National VA Separate Account 1
This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Nationwide Jefferson National VA Separate Account 1 (the "Separate Account"), dated May 1, 2026. You may obtain a copy of the current prospectus on our Website, by writing to us at our Service Center at P.O. Box 183000, Columbus, OH 43218 or by calling 1-866-667-0561.

General Information
General Information Regarding Nationwide Life Insurance Company:
Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March of 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS’s common stock and is a holding company, as well. All of Nationwide Corporation’s common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.
Prior to July 1, 2025, the Contracts were issued by Jefferson National Life Insurance Company of New York, which was an indirect wholly-owned subsidiary of Nationwide since March 1, 2017. On July 1. 2025, Nationwide became the issuer of the Contracts and the depositor of the Separate Account upon a merger of Jefferson National Life Insurance Company of New York into Nationwide, with Nationwide as the surviving company.
Nationwide Jefferson National VA Separate Account 1:
The Separate Account was established on June 20, 2014, under New York law by Jefferson National Life Insurance Company of New York. On July 1, 2025, upon a merger of Jefferson National Life Insurance Company of New York into Nationwide, the Separate Account became a separate account of Nationwide under Ohio law. Additionally, in conjunction with that merger, the name of the Separate Account was changed from Jefferson National Life of New York Annuity Account 1 to Nationwide Jefferson National VA Separate Account 1. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.
The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.
The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
We offer a number of Sub-accounts.
A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the summary prospectuses, prospectuses and statements of additional information for the Investment Portfolios. There can be no guarantee that any Investment Portfolio will meet its investment objectives.
Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined by the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.
Certain Federal Income Tax Consequences
The following summary does not constitute tax advice. It is a general discussion of certain expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States
2

is able to exercise primary supervision over such trusts’ administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts’ substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.
Tax Status of the Contract
The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.
Diversification Requirements
Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.
Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exclusion of Qualified Contracts from application of the diversification rules, the investment vehicle for Jefferson National’s Qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for Nonqualified Contracts as well as Qualified Contracts.
Owner Control
In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the extent to which contract owners may direct their investments to particular Sub-accounts, we reserve the right to take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Distribution Requirements
Non-Qualified Contracts
The Code also requires that Nonqualified Contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner’s date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner’s death occurs prior to the maturity date, and such owner’s surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations
3

interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.
Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
For death of contract owner before January 1, 2020, please consult your tax advisor or legal counsel regarding the post-death minimum distribution rules that apply. If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the Owner's death. This 10-year post-death distribution period applies regardless of whether the contract owner dies before or after the contract owner’s required beginning date. Where a contract owner dies after their required beginning date, a designated beneficiary who is not an eligible designated beneficiary must continue to take annual distributions during the 10-year post-death distribution period, based generally on their life expectancy, with the entire balance of the contract required to be distributed by the end of the 10-year post-death period. Please consult your tax advisor about the impact this may have on your situation.
In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)(E)(ii), the entire balance of the contract can be distributed over their life or a period not exceeding the life expectancy of the eligible designated beneficiary provided that distributions begin within one year of death. If an eligible designated beneficiary dies before the entire interest is distributed, the remaining interest must be distributed by December 31 of the tenth year following the eligible designated beneficiary’s death. Regardless of whether the contract owner dies before, on, or after January 1, 2020, a designated beneficiary who is the surviving spouse of the deceased contract owner may choose to become the contract owner, and any distributions required under these distribution rules will be made upon the surviving spouse’s death. In addition, a beneficiary who is not a designated beneficiary, such as a charity, estate, or trust, must withdraw the entire account balance by December 31st of the fifth year following the contract owner’s death. Purchasers and prospective purchasers should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
Qualified Contracts
The Qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law and the terms and conditions of the plan.
We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.
Withholding
The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain Qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner’s tax status. For Qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.
4

Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. We may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Individual Retirement Annuities
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•
certain minimum distribution requirements must be satisfied after the owner attains their applicable age as defined under the Code;
•
the entire interest of the owner in the contract is nonforfeitable; and
•
after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes. IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over.
The one-rollover-per-year limitation applies in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one-year period, an IRA rollover distribution was taken from any other IRAs owned by the taxpayer. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover between the individual’s traditional IRAs within the one-year period, and vice versa.
Direct transfers of IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
ROTH Individual Retirement Annuities (ROTH IRA)
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•
the contract is not transferable by the owner;
•
the premiums are not fixed;
•
if the contract owner is younger than age 50, the annual premium cannot exceed the annual contribution limit (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•
the entire interest of the owner in the contract is nonforfeitable; and
5

•
after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
However, a rollover or conversion of an amount from an IRA or eligible retirement plan cannot be recharacterized back to an IRA. Purchasers of Contracts should consult their legal counsel and tax advisor.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Section 403(b) Plans
Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.
Corporate Pension, Profit Sharing Plans and H.R. 10 Plans
Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.
Deferred Compensation Plans
Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.
Taxation of Jefferson National
Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.
Annuity Provisions
The Company makes available several fixed annuity options. See Annuity Payments (The Annuity Period) located in the prospectus.
6

Fixed Annuity Payout
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.
Distribution
The Contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide. For Contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.
No underwriting commissions were paid to NISC for each of the Separate Account’s last three fiscal years. Prior to November 1, 2022, the Contracts were distributed by Jefferson National Securities Corporation ("JNSC"), 10350 Ormsby Park Place, Louisville, KY 40233. JNSC was a wholly-owned subsidiary of Jefferson National Life Insurance Company of New York. No underwriting commissions were paid to JNSC for each of the Separate Account’s last three fiscal years.
We make payments in the form of expense reimbursements or marketing allowances to certain broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing access for our product. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could be a conflict of interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.
The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Jefferson National Life Insurance Company of New York, during the last calendar year.
Cetera Financial Group
Raymond James and Associates
Centaurus
Leaders Group – Pinnacle Group
Oakwood Capital – RIA Insurance Solutions
LPL Financial
Kestra Investment Services
Osaic
RetireOne Investment Services
Valmark Financial Group
Arrangements Regarding Frequent Purchases and Redemptions
The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Nationwide Jefferson National VA Separate Account 1, dated May 1, 2026.
Financial Statements
The December 31, 2025 financial statements of the Separate Account and the December 31, 2025 financial statements of the Company are incorporated into this SAI by reference to the Separate Account’s most recent Form N-VPFS
("Form N-VPFS") filed with the SEC.
7

Independent Registered Public Accounting Firm
The financial statements of Nationwide Jefferson National VA Separate Account 1 and the statutory financial statements and financial statement schedules of Nationwide Life Insurance Company have been incorporated by reference herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, incorporated by reference herein, and upon the authority of said firm as experts in accounting and auditing.
The KPMG LLP report dated March 23, 2026 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
The KPMG LLP report dated March 23, 2026 of Nationwide Life Insurance Company also contains an emphasis of matter paragraph that states that Nationwide Life Insurance Company’s subsidiary received permission from the Ohio Department of Insurance in 2023 to account for an excess of loss reinsurance recoverable as an admitted asset. Under prescribed statutory accounting practices, the excess of loss reinsurance recoverable would not be an admitted asset. As of December 31, 2025, 2024 and 2023, that permitted accounting practice increased statutory surplus over what it would have been had that prescribed accounting practice been followed. KPMG LLP’s opinions are not modified with respect to this matter.
Custodian
The Company is the custodian of the assets of the Separate Account. The shares are held in book-entry form. The Company maintains a record of all purchases and redemptions of shares of the underlying portfolios.
8

PART C. OTHER INFORMATION
Item 27. Exhibits
a)
Resolutions of the Board of Directors
1)
Resolution of Board of Directors of Jefferson National Life Insurance Company of New York authorizing the establishment of the Separate Account – Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
2)
Resolution of Board of Directors of Jefferson National Life Insurance Company of New York changing the name of the Separate Account from "Jefferson National Life of New York Annuity Account 1" to "Nationwide Jefferson National VA Separate Account 1" – Filed previously with initial registration statement (333-288440) on July 1, 2025 and hereby incorporated by reference.
b)
Not Applicable.
c)
Underwriting or Distribution Contracts.
1)
Amended and Restated Distribution Agreement dated November 1, 2022 between Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company,Jefferson National Life Insurance Company, and Nationwide Investment Services Corporation – Filed previously with Post-Effective Amendment No. 29 on November 1, 2022 (333-124048) and hereby incorporated by reference.
d)
Variable Annuity Contracts.
1)
Form of variable annuity contract – Filed previously with Post-Effective Amednment No.2 on December 10, 2025 (333-288440) and hereby incorporated by reference.
2)
Form of Policy Form - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
3)
Form of IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
4)
Form of Roth IRA Endorsement - Filed previously with initial registration statement (333-198590) on September 5, 2014 and hereby incorporated by reference.
5)
Form of Merger Endorsement – Filed previously with initial registration statement (333-288440) on July 1, 2025 and hereby incorporated by reference.
e)
Applications.
1)
Form of Annuity Application - Filed previously with Post-Effective Amendment No. 3 on April 28, 2017 (333-198590) and hereby incorporated by reference.
f)
Depositor’s Certificates of Incorporation and By-Laws.
1)
Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
2)
Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
3)
Plan and Agreement of Merger of Jefferson National Life Insurance Company of New York with and into Nationwide Life Insurance Company effective July 1, 2025 – Filed previously with initial registration statement (333-288440) on July 1, 2025 and hereby incorporated by reference.
g)
Not Applicable.
h)
Participation Agreements.
Unless indicated as attached hereto, the following participation agreements were previously filed and are hereby incorporated by reference.
0

1)
Fund Participation Agreement with Advisors Preferred Trust and Ceros Financial Services, Inc., dated June 17, 2021 with registration statement under 333-253123, pre-effective amendment 1 filed on July 2, 2021 as document d184214dex9930h.htm
2)
Fund Participation Agreement with Fred Alger Management, Inc., Fred Alger & Company, Incorporated dated October 1, 2004 with the registration statement under 333-164118, post-effective amendment number 3 filed on April 26, 2011 as document algeramericanpfa.htm
3)
Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
4)
Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
5)
Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc. dated October 10, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99826.htm
6)
Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
7)
Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
8)
Participation Agreement among Nationwide Financial Services, Inc., Calvert Variable Products, Inc., and Eaton Vance Distributors, Inc., as amended, dated January 1, 2017 the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h8.htm. Portions of this exhibit have been redacted.
9)
Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
10)
Fund Participation Agreement with Credit Suisse Securities (U.S.A.), LLC, dated December 20, 2022 with the initial registration statement under 333-288440 filed on July 1, 2025 as document d138721dex9927h10.htm. Portions of this exhibit have been redacted.
11)
Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
12)
Fund Participation Agreement with DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP; and DFS Securities LLC., dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
13)
Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
14)
Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
15)
Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
16)
Fund Participation Agreement among (Fidelity) Variable Insurance Products Funds, Fidelity Distributors Company LLC, Nationwide Life Insurance Company, Nationwide Life and Annuity Insurance Company,
1

Jefferson National Life Insurance Company, and Jefferson National Life Insurance Company of New York dated October 11, 2023 with the registration statement under 333-177439, post-effective amendment number 42 filed on April 25, 2024 as document d777109dex99h14.htm.
17)
Fund Participation Agreement with FEF Distributors, LLC, dated November 1, 2018 with the registration statement under 333-227783, post-effective amendment number 1 filed on April 18, 2019 as document d705546dex9924b838.htm
18)
Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
19)
Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
20)
Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
21)
Fund Participation Agreement with John Hancock Distributors, LLC dated November 1, 2018 with the registration statement under 333-227783, pre-effective amendment number 1 filed on February 13, 2019 as document johnhancockfpa.htm
22)
Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
23)
Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended dated September 1999 with the registration statement 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
24)
Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
25)
Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
26)
Fund Participation Agreement with MainStay VP Funds Trust and New York Life Investment Management LLC dated May 1, 2016 with the registration statement 333-201820, post-effective amendment number 1 filed on April 14, 2016 as document mainstayfpa.htm
27)
Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
28)
Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC dated October 11, 2013 with the registration statement under 333-135650, post-effective amendment number 12 filed on October 15, 2013 as document d612202dex99827.htm
29)
Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
30)
Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
2

31)
Fund Participation Agreement with New Age Alpha Advisors, LLC. dated October 28, 2024 with the registration statement under 333-253123, post-effective amendment number 4 filed on October 3, 2024 as document d895101dex99h23.html. Portions of this exhibit have been redacted.
32)
Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
33)
Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
34)
Fund Participation Agreement with ProFunds Distributors, Inc. dated January 10, 2010 with the registration statement under 333-62692, post-effective amendment number 26 filed on April 19, 2011 as document profundfpa.htm
35)
Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
36)
Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
37)
Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
38)
Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
39)
Fund Participation Agreement among Nationwide Financial Services, Inc., Third Avenue Variable Series Trust, and Third Avenue Management LLC dated May 12, 2023 – Filed previously with Post-Effective Amendment No. 32 (333-124048) on April 25, 2024 and hereby incorporated by reference. Portions of this exhibit have been redacted.
40)
Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
41)
Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
42)
Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
i)
Not applicable
j)
Not Applicable.
k)
Opinion and Consent of Counsel – Attached hereto.
l)
Consent of Independent Registered Public Accounting Firm – Attached hereto.
m)
Not Applicable.
n)
Not Applicable.
o)
Form of Initial Summary Prospectus – Filed previously with the initial registration (333-288440) on July 1, 2025 and hereby incorporated by reference.
p)
Power of Attorney – Attached hereto.
3

q)
Not Applicable.
r)
Not Applicable.
Item 28. Directors and Officers of the Insurance Company
The business address of the Directors and Officers of the Insurance Company is:
One Nationwide Plaza, Columbus, Ohio 43215

President and Chief Operating Officer and Director	Hawley, Craig A.
Executive Vice President-Chief Marketing Officer	Bair, Ann S.
Executive Vice President-Chief Technology Officer	Carrel, Michael W.
Executive Vice President-Chief Human Resources Officer	Clements, Vinita J.
Executive Vice President and Director	Frommeyer, Timothy G.
Executive Vice President-Chief Legal Officer	Howard, Mark S.
Executive Vice President-Chief Customer, Strategy & Innovation Officer	Mahaffey, Michael W.
Senior Vice President-Strategic Planning	Amodeo, Daniel W.
Senior Vice President-Investment Management Group	Aniano, Joseph N.
Senior Vice President-Corporate Controller and Chief Accounting Officer	Benson, James D.
Senior Vice President-Chief Economist	Bostjancic, Kathleen
Senior Vice President-P&C Legal	Boyer, John N.
Senior Vice President-Human Resources Business Partner	Bretz, Angela D.
Senior Vice President-Internal Audit	Burchwell, Jason E.
Senior Vice President-Nationwide Pet	Carnes, Joel R.M.
Senior Vice President-Chief Investment Officer	Coleman, Joel L.
Senior Vice President-Chief Compliance Officer	Dankovic, Rae Ann
Senior Vice President-Chief Risk Officer	Diem, Klaus K.
Senior Vice President-Institutional Life	Dowdy, Jessica
Senior Vice President-External Affairs	English, Steven M.
Senior Vice President-Trial Division	Failor, Scott E.
Senior Vice President-Corporate Operations & Litigation Legal	Furniss, Natalie T.
Senior Vice President-Chief Financial Officer - Financial Services and Director	Ginnan, Steven A.
Senior Vice President-PL Product and Underwriting	Griffin, Sarah E.
Senior Vice President-Chief Financial Officer - Property & Casualty	Guerrero, Oscar
Senior Vice President-Human Resources Business Partner	Hairston, Mia S.
Senior Vice President-Underwriting Performance - E&S/Specialty and Commercial	Hespe, Julie
Senior Vice President-Legal - NF	Innis-Thompson, Janice
Senior Vice President-Management Liability & Specialty - E&S/Specialty	Iorio, Thomas A.
Senior Vice President-Marketing - Enterprise Brand Strategy & Activation	Jackson, Richard W.
Senior Vice President-Retirement Solutions	Jestice, Kevin T.
Senior Vice President-E&S/Specialty and Commercial Lines	Johnston, Russell M.
Senior Vice President-Chief Innovation and Digital Officer	Kandhari, Chetan D.
Senior Vice President-Property & Casualty Commercial Lines	Kempton, Casey E.
Senior Vice President-Chief Technology Officer - Technology Strategy, Data & Innovation	Kolp, Melanie A.
Senior Vice President-Nationwide Annuity and Director	Kotecha, Kush V.
Senior Vice President-Chief Technology Officer - Nationwide Financial	Kuamoo, Misty C.
Senior Vice President-Business Performance - Property & Casualty	Kyung, Jennifer
Senior Vice President-Nationwide Agribusiness	Liggett, Brad R.
Senior Vice President-Programs & Alternative Risk - E&S/Specialty	Lopes, John S.
Senior Vice President-Culture & Talent Acquisition	Lucas, Giavonni
Senior Vice President-Chief Information Security Officer	Lukens, Todd
Senior Vice President-Marketing Management - P&C	MacKenzie, Jennifer B.
Senior Vice President-Group Benefits	Murray, Lindsey E.
Senior Vice President-Contract & Brokerage Underwriting - E&S/Specialty	Nelson, David N.
Senior Vice President-Corporate Development and Finance	O'Brien, Kevin G.
4

Senior Vice President-NF Strategic Customer Solutions	Perez, J.J.
Senior Vice President-Talent & Organization Effectiveness	Pheister, Erin R.
Senior Vice President-Agribusiness Distribution and Underwriting	Pollitt, Dirk
Senior Vice President-Retirement Solutions Distribution	Ricklin, Suzanne
Senior Vice President-Marketing Management - Financial Services	Rodriguez, Kristi L.
Senior Vice President-Personal Lines Operations	Rommel, Jeff M.
Senior Vice President-Chief Customer Officer	Samuel, Michelle
Senior Vice President-Finance, Strategy & Governance Legal & Corporate Secretary	Skingle, Denise L.
Senior Vice President-Nationwide Life and Director	Snyder, Holly R.
Senior Vice President-Total Rewards	Sonneman, Christopher P.
Senior Vice President-Sales - Life	Spencer, Frank W.
Senior Vice President-Commercial Lines - Middle Market	Talkowski, Kristina M.
Senior Vice President-Personal Lines Sales & Distribution	Tripp, Michael N.
Senior Vice President-Chief Technology Officer - Property & Casualty	Vasudeva, Guruprasad C.
Senior Vice President-E-Risk Services - E&S/Specialty	Walsh, James
Senior Vice President-Programs - E&S/Specialty	Wayne, Amber M.
Senior Vice President-Human Resources Business Partner	Webster, Cynthia S.
Senior Vice President-Commercial Lines - Small Market	Williams, George M.
Director	Walker, Kirt A.
Item 29. Persons Controlled by or Under Common Control with the Insurance Company or Registered Separate Account.
Following is a list of entities directly or indirectly controlled by or under common control with the Insurance Company or Registered Separate Account. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal
This is a federal savings bank chartered by the Office of
Thrift Supervision in the United States Department of
Treasury to exercise deposit, lending, agency, custody
and fiduciary powers and to engage in activities
permissible for federal savings banks under the Home
Owners’ Loan Act of 1933.

Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
525 Cleveland Avenue, LLC	Ohio	This is a limited liability company organized under the laws of the State of Ohio. The company was formed to provide remedial real property cleanup prior to sale.
5

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Account C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Nationwide Jefferson National VA Separate Account 1[2,3]	New York	A separate account issuing variable annuity products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma
This is a limited purpose broker-dealer and distributor of
variable annuities and variable life products for
Nationwide Life Insurance Company and Nationwide Life
and Annuity Insurance Company. The company also
provides educational services to retirement plan
sponsors and its participants.

Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
6

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Nationwide Life and Benefits Insurance Company (formerly, Direct General Life Insurance Company)	South Carolina
The company is a South Carolina stock life insurance
company that previously offered a life product only, but is
filing stop loss products in majority of states and a fully
insured small group health product in a limited number of
states.

NSM Sales Corporation	Nevada	The company is a sales and distribution organization for group health product and ancillary third-party products.
The Association Benefits Solution, LLC	Delaware
The company is a program manager for self-funded
group health program where it coordinates and manages
offerings to employers looking for an "off the shelf"
solution to self-fund employee health plans.

Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors.
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
1
This subsidiary/entity is controlled by its immediate parent through contractual association.
2
This subsidiary/entity files separate financial statements.
3
Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
4
This subsidiary/entity is a business trust.
Item 30. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
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Item 31. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)
NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:
Jefferson National Life Annuity Account C	Nationwide Variable Account-14
Jefferson National Life Annuity Account E	Nationwide Variable Account-15
Jefferson National Life Annuity Account F	Nationwide VA Separate Account-A
Jefferson National Life Annuity Account G	Nationwide VA Separate Account-B
Nationwide Jefferson National VA Separate Account 1	Nationwide VA Separate Account-C
MFS Variable Account	Nationwide VA Separate Account-D
Nationwide Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-C
Nationwide Variable Account-8	Nationwide VL Separate Account-D
Nationwide Variable Account-9	Nationwide VL Separate Account-G
Nationwide Variable Account-10	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-11	Nationwide Provident VA Separate Account A
Nationwide Variable Account-12	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account A
b)
Directors and Officers of NISC:
President and Director	Perez, J.J.
Senior Vice President and Secretary	Skingle, Denise L.
Vice President and Assistant Secretary	Garman, David A.
Vice President and Assistant Secretary	Wolf, Bonnie L.
Vice President-Chief Tax Officer	Scheiderer, Kevin P.
Vice President-CFO IPS - Individual Life	Wild, Keith D.
Chief Compliance Officer and AML Officer	Deleget, J. Brian
Associate Vice President and Assistant Treasurer	Hacker, Hope C.
Associate Vice President and Assistant Treasurer	Radabaugh, Nathan
Associate Vice President and Treasurer	Roswell, Ewan T.
Associate Vice President and Assistant Treasurer	Walker, Tonya G.
Assistant Secretary	Bowman, Heidi K.
Assistant Secretary	Dokko, David H.
Director	Jestice, Kevin T.
Director	Kotecha, Kush V.
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commissions	Other Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment
Not Applicable
8

Item 32. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 33. Management Services
Not Applicable
Item 34. Fee Representation and Undertakings
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.
9

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 27, 2026.
Nationwide Jefferson National VA Separate Account 1
(Registered Separate Account)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Nationwide Life Insurance Company
(Insurance Company)
By: /s/ Craig A. Hawley*
Craig A. Hawley President and Chief Operating Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated, on April 27, 2026.
/s/ CRAIG A. HAWLEY*
Craig A. Hawley, President and Chief Operating Officer and Director (Principal Executive Officer)
/s/ KUSH V. KOTECHA*
Kush V. Kotecha, Senior Vice President-Nationwide Annuity and Director
/s/ HOLLY R. SNYDER*
Holly R. Snyder, Senior Vice President-Nationwide Life and Director
/s/ TIMOTHY G. FROMMEYER*
Timothy G. Frommeyer, Executive Vice President and Director
/s/ STEVEN A. GINNAN*
Steven A. Ginnan, Senior Vice President-Chief Financial Officer – Financial Services and Director (Chief Financial Officer)
/s/ KIRT A. WALKER*
Kirt A. Walker, Director
/s/ JAMES D. BENSON*
James D. Benson, Senior Vice President-Corporate Controller and Chief Accounting Officer (Principal Accounting Officer)
*By: /s/ Jamie M. Ruff
Jamie M. Ruff Attorney-in-Fact Pursuant to Power of Attorney
10